THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
SEPTEMBER 30, 2023 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS (Percentages are based on Net Assets of $1,192,556 (000)) MORTGAGE-BACKED SECURITIES — 59.0%

	Face Amount (000)	Fair Value (000)

CAYMAN ISLANDS — 0.1%
AREIT Trust, Ser 2022-CRE6, Cl D
8.163%, SOFR30A + 2.850%, 01/20/37(A) (B)	$270	$247
AREIT Trust, Ser 2022-CRE6, Cl E
8.713%, SOFR30A + 3.400%, 01/20/37(A) (B)	200	181
BXMT, Ser 2020-FL3, Cl A
6.847%, TSFR1M + 1.514%, 11/15/37(A) (B)	1,236	1,181
UNITED STATES — 58.9%
1211 Avenue of the Americas Trust, Ser 1211, Cl C
4.280%, 08/10/35(A) (B)	325	294
Ashford Hospitality Trust, Ser ASHF, Cl D
7.605%, TSFR1M + 2.272%, 04/15/35(A) (B)	1,760	1,692
BANK5, Ser 5YR3, Cl XA, IO
0.795%, 09/15/56(B)	43,500	1,460
BRAVO Residential Funding Trust, Ser 2023-NQM3, Cl M1
4.940%, 09/25/62(A) (B)	1,570	1,363
BRAVO Residential Funding Trust, Ser 2023-NQM5, Cl M1
7.464%, 06/25/63(A) (B)	1,550	1,539
BX Trust, Ser ARIA, Cl F
8.040%, TSFR1M + 2.708%, 10/15/36(A) (B)	760	715
BX Trust, Ser ARIA, Cl G
8.589%, TSFR1M + 3.257%, 10/15/36(A) (B)	1,700	1,589
BX Trust, Ser GWMZ, Cl MC
11.117%, TSFR1M + 5.785%, 05/15/37(A) (B)	1,580	1,556
Cascade Funding Mortgage Trust, Ser FRR1, Cl CK98
08/29/29(A) (C)	260	144
Citigroup Commercial Mortgage Trust, Ser 375P, Cl B
3.635%, 05/10/35(A) (B)	1,500	1,362
Citigroup Commercial Mortgage Trust, Ser 375P, Cl D
3.635%, 05/10/35(A) (B)	210	185
Citigroup Commercial Mortgage Trust, Ser C1, Cl D
5.105%, 05/10/49(A) (B)	100	86

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
Citigroup Commercial Mortgage Trust, Ser P1, Cl B
4.461%, 09/15/48(B)	$1,500	$1,370
Citigroup Commercial Mortgage Trust, Ser P1, Cl C
4.514%, 09/15/48(B)	280	248
COLT Mortgage Loan Trust, Ser 2022-7, Cl B1
6.294%, 04/25/67(A) (B)	340	308
COLT Mortgage Loan Trust, Ser 2023-1, Cl B1
8.090%, 04/25/68(A) (B)	100	97
COLT Mortgage Loan Trust, Ser 2023-1, Cl B2
8.090%, 04/25/68(A) (B)	140	128
COLT Mortgage Loan Trust, Ser 2023-2, Cl B1
7.948%, 07/25/68(A) (B)	230	222
COLT Mortgage Loan Trust, Ser 2023-2, Cl M1
7.671%, 07/25/68(A) (B)	1,310	1,308
COMM Mortgage Trust, Ser CR8, Cl D
3.741%, 06/10/46(A) (B)	170	155
COMM Mortgage Trust, Ser CR8, Cl E
4.000%, 06/10/46(A) (B)	150	132
COMM Mortgage Trust, Ser CR8, Cl F
4.000%, 06/10/46(A) (B)	330	265
COMM Mortgage Trust, Ser LC15, Cl D
5.170%, 04/10/47(A) (B)	650	558
COMM Mortgage Trust, Ser PC1, Cl C
4.424%, 07/10/50(B)	1,710	1,505
CORE Mortgage Trust, Ser CORE, Cl E
7.280%, TSFR1M + 1.947%, 12/15/31(A) (B)	1,604	1,510
CSMC Trust, Ser CHOP, Cl F
9.794%, PRIME + 1.294%, 07/15/32(A) (B)	230	211
CSMC Trust, Ser CHOP, Cl H
12.794%, PRIME + 4.294%, 07/15/32(A) (B)	690	628
CSMC Trust, Ser PFHP, Cl A
6.330%, TSFR1M + 0.997%, 12/15/30(A) (B)	150	143
Ellington Financial Mortgage Trust, Ser 2022-3, Cl M1
5.008%, 08/25/67(A) (B)	200	156
FHLMC Mscr Trust, Ser MN6, Cl M2
12.065%, SOFR30A + 6.750%, 05/25/43(A) (B)	110	114

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
FHLMC Multifamily Structured Credit Risk, Ser MN1, Cl B1
13.065%, SOFR30A + 7.750%, 01/25/51(A) (B)	$130	$129
FHLMC Multifamily Structured Credit Risk, Ser MN1, Cl M2
9.065%, SOFR30A + 3.750%, 01/25/51(A) (B)	1,500	1,443
FHLMC Multifamily Structured Credit Risk, Ser MN3, Cl M2
9.315%, SOFR30A + 4.000%, 11/25/51(A) (B)	1,650	1,566
FHLMC Multifamily Structured Credit Risk, Ser MN4, Cl M2
11.815%, SOFR30A + 6.500%, 05/25/52(A) (B)	100	105
FHLMC Multifamily Structured Credit Risk, Ser MN7, Cl B1
14.165%, SOFR30A + 8.850%, 09/25/43(A) (B)	180	180
FHLMC Multifamily Structured Credit Risk, Ser MN7, Cl M2
11.015%, SOFR30A + 5.700%, 09/25/43(A) (B)	110	110
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2023-HQA2, Cl M2
9.165%, SOFR30A + 3.850%, 06/25/43(A) (B)	1,000	1,037
FHLMC, Ser 2017-356, Cl S5, IO
0.572%, 09/15/47(B)	23,233	1,935
FHLMC, Ser 2017-357, Cl IO, IO
4.500%, 09/15/47	14,639	3,009
FHLMC, Ser 2019-4927, Cl IO, IO
5.000%, 11/25/49	9,636	2,232
FHLMC, Ser 2020-4973, Cl IK, IO
5.000%, 05/25/50	10,045	2,084
FHLMC, Ser 2020-4975, Cl EI, IO
4.500%, 05/25/50	36,322	7,413
FHLMC, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/50	15,721	3,451

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
FHLMC, Ser 2020-4998, Cl KI, IO
4.000%, 08/25/50	$18,465	$3,675
FHLMC, Ser 2020-5003, Cl LI, IO
2.500%, 08/25/50	17,379	1,861
FHLMC, Ser 2020-5015, Cl BI, IO
4.000%, 09/25/50	17,219	3,340
FHLMC, Ser 2020-5019, Cl MI, IO
4.000%, 10/25/50	23,436	4,644
FHLMC, Ser 2021-5104, Cl GI, IO
3.500%, 06/25/49	18,799	3,196
FHLMC, Ser 2021-5148, Cl EI, IO
3.000%, 10/25/51	26,605	4,283
FHLMC, Ser 2021-5154, Cl GI, IO
2.000%, 03/25/42	25,959	1,521
FHLMC, Ser 2021-5163, Cl NI, IO
4.500%, 11/25/51	9,678	2,072
FHLMC, Ser 2021-5182, Cl IO, IO
4.000%, 04/25/51	14,139	2,808
FHLMC, Ser 2022-5250, Cl SA, IO
0.015%, 08/25/52(B)	47,166	2,263
FHLMC, Ser 2022-5252, Cl SP, IO
0.035%, 09/25/52(B)	34,060	1,383
FHLMC, Ser 2022-5270, Cl IB, IO
4.500%, 09/25/50	11,987	2,454
FHLMC, Ser 2023-5296, Cl ST, IO
0.935%, 11/25/52(B)	51,395	3,624
FHLMC, IO
6.500%, 01/25/53	12,048	2,782
FNMA or FHLMC TBA
6.000%, 10/01/36	168,000	165,795
5.500%, 11/01/37	330,000	318,824
FNMA, Ser 2012-75, Cl DS, IO
0.521%, 07/25/42(B)	9,997	800
FNMA, Ser 2018-73, Cl SC, IO
0.771%, 10/25/48(B)	22,165	2,013
FNMA, Ser 2019-49, Cl IC, IO
4.500%, 05/25/44	10,937	1,342
FNMA, Ser 2020-41, Cl IP, IO
4.000%, 09/25/49	13,185	2,390

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
FNMA, Ser 2020-57, Cl IB, IO
4.500%, 08/25/50	$14,903	$3,085
FNMA, Ser 2021-27, Cl EI, IO
4.500%, 05/25/51	26,178	5,613
FNMA, Ser 2021-4, Cl IV, IO
4.500%, 06/25/50	14,381	2,935
FNMA, Ser 2021-62, Cl DI, IO
4.500%, 09/25/48	10,443	2,255
FNMA, Ser 2021-62, Cl HI, IO
2.500%, 08/25/51	14,213	2,027
FNMA, Ser 2021-91, Cl NI, IO
3.500%, 01/25/52	22,678	3,930
FNMA, Ser 2022-74, Cl SA, IO
10/25/52(B) (C)	64,789	1,538
FNMA, Ser 2022-74, Cl US, IO
11/25/52(B) (C)	72,568	2,340
FNMA, Ser 2023-19, Cl SB, IO
1.535%, 05/25/53(B)	22,830	1,589
GAM RE-REMIC Trust, Ser FRR3, Cl CK71
1.400%, 11/27/50(A) (B)	2,140	1,547
GNMA, Ser 2010-35, Cl AS, IO
0.311%, 03/20/40(B)	11,771	792
GNMA, Ser 2010-37, Cl SG, IO
0.261%, 03/20/40(B)	9,242	630
GNMA, Ser 2011-70, Cl WI, IO
12/20/40(B) (C)	18,960	742
GNMA, Ser 2015-123, Cl SE, IO
0.281%, 09/20/45(B)	10,826	828
GNMA, Ser 2016-77, Cl SC, IO
0.661%, 10/20/45(B)	14,918	1,253
GNMA, Ser 2017-179, Cl TI, IO
4.500%, 12/20/47	13,103	2,785
GNMA, Ser 2018-100, Cl S, IO
0.761%, 07/20/48(B)	11,340	973
GNMA, Ser 2018-21, Cl PI, IO
4.500%, 02/20/48	27,073	5,745
GNMA, Ser 2018-89, Cl LS, IO
0.761%, 06/20/48(B)	18,671	1,602
GNMA, Ser 2018-91, Cl SH, IO
0.811%, 07/20/48(B)	11,401	950

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
GNMA, Ser 2018-91, Cl SJ, IO
0.811%, 07/20/48(B)	$12,147	$1,024
GNMA, Ser 2019-133, Cl EI, IO
4.500%, 04/20/49	10,210	2,174
GNMA, Ser 2020-148, Cl IP, IO
4.500%, 02/20/48	23,482	4,983
GNMA, Ser 2020-4, Cl IO, IO
5.000%, 01/20/50	18,550	3,765
GNMA, Ser 2020-53, Cl QI, IO
4.500%, 08/20/49	12,444	2,451
GNMA, Ser 2020-61, Cl IO, IO
4.500%, 05/20/50	18,839	3,659
GNMA, Ser 2021-139, Cl WI, IO
4.049%, 11/20/45(B)	15,080	2,370
GNMA, Ser 2021-158, Cl JI, IO
5.000%, 02/20/50	11,303	2,542
GNMA, Ser 2021-215, Cl SB, IO
1.000%, 12/20/51(B)	17,771	1,087
GNMA, Ser 2021-216, Cl IC, IO
3.000%, 12/20/51	32,169	4,175
GNMA, Ser 2022-148, Cl SJ, IO
0.686%, 08/20/52(B)	43,531	2,677
GNMA, Ser 2022-153, Cl SG, IO
0.136%, 09/20/52(B)	44,822	1,417
GNMA, Ser 2022-188, Cl IE, IO
4.500%, 01/20/50	15,229	2,716
GNMA, Ser 2022-193, Cl SA, IO
11/20/52(B) (C)	97,348	1,769
GNMA, Ser 2022-212, Cl SA, IO
0.836%, 12/20/52(B)	45,389	2,078
GNMA, Ser 2022-213, Cl TS, IO
1.536%, 12/20/52(B)	22,674	1,478
GNMA, Ser 2022-23, Cl WI, IO
4.500%, 02/20/52	10,348	2,183
GNMA, Ser 2022-34, Cl IT, IO
4.000%, 01/20/51	16,944	3,264
GNMA, Ser 2023-101, Cl SA, IO
0.636%, 07/20/53(B)	26,984	1,247
GNMA, Ser 2023-128, Cl S, IO
0.486%, 08/20/53(B)	54,218	2,743

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
GNMA, Ser 2023-4, Cl SG, IO
0.936%, 01/20/53(B)	$95,116	$5,470
GNMA, Ser 2023-5, Cl SC, IO
0.886%, 01/20/53(B)	81,806	3,972
GS Mortgage Securities Trust, Ser GS10, Cl C
4.553%, 07/10/51(B)	460	310
GS Mortgage Securities Trust, Ser SLP, Cl G
4.744%, 10/10/32(A) (B)	1,500	1,358
GS Mortgage-Backed Securities Trust, Ser 2022-PJ6, Cl B4
3.186%, 01/25/53(A) (B)	205	99
GS Mortgage-Backed Securities Trust, Ser 2023-CCM1, Cl B2
7.525%, 08/25/53(A) (B)	630	568
HPLY Trust, Ser HIT, Cl F
8.593%, TSFR1M + 3.264%, 11/15/36(A) (B)	1,585	1,526
Hudsons Bay Simon JV Trust, Ser HB7, Cl A7
3.914%, 08/05/34(A)	350	297
Hudsons Bay Simon JV Trust, Ser HBFL, Cl BFL
7.843%, TSFR1M + 2.514%, 08/05/34(A) (B)	463	435
Imperial Fund Mortgage Trust, Ser 2020-NQM1, Cl B2
5.160%, 10/25/55(A) (B)	742	603
Imperial Fund Mortgage Trust, Ser 2022-NQM4, Cl M1
5.040%, 06/25/67(A) (D)	700	600
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser ACB, Cl E
8.663%, SOFR30A + 3.350%, 03/15/39(A) (B)	1,100	1,046
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser ACB, Cl G
10.813%, SOFR30A + 5.500%, 03/15/39(A) (B)	378	362
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser ASH8, Cl E
8.698%, TSFR1M + 3.364%, 02/15/35(A) (B)	1,310	1,238
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser C16, Cl D
5.100%, 12/15/46(A) (B)	150	128

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
JPMBB Commercial Mortgage Securities Trust, Ser C19, Cl B
4.394%, 04/15/47(B)	$290	$279
JPMBB Commercial Mortgage Securities Trust, Ser C19, Cl D
4.782%, 04/15/47(A) (B)	220	201
JPMBB Commercial Mortgage Securities Trust, Ser C33, Cl D1
4.290%, 12/15/48(A) (B)	490	387
LAQ Mortgage Trust, Ser LAQ, Cl F
12.267%, TSFR1M + 6.934%, 03/15/36(A) (B)	1,211	1,196
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C15, Cl D
5.013%, 04/15/47(A) (B)	1,120	1,025
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C17, Cl D
4.891%, 08/15/47(A) (B)	100	89
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C23, Cl D
4.276%, 07/15/50(A) (B)	1,160	975
PRKCM Trust, Ser 2022-AFC2, Cl B1
6.139%, 08/25/57(A) (B)	170	152
PRKCM Trust, Ser 2023-AFC2, Cl B1
8.244%, 06/25/58(A) (B)	380	358
PRKCM Trust, Ser 2023-AFC3, Cl B1
7.829%, 09/25/58(A) (B)	120	112
PRKCM Trust, Ser 2023-AFC3, Cl B2
7.829%, 09/25/58(A) (B)	110	94
RCKT Mortgage Trust, Ser 2021-4, Cl AX1, IO
0.507%, 09/25/51(A) (B)	9,935	263
SFAVE Commercial Mortgage Securities Trust, Ser 5AVE, Cl A2B
4.144%, 01/05/43(A) (B)	180	118
Verus Securitization Trust, Ser 2019-INV2, Cl B1
4.452%, 07/25/59(A) (B)	140	124
Verus Securitization Trust, Ser 2021-R1, Cl M1
2.338%, 10/25/63(A)	150	119
Verus Securitization Trust, Ser 2023-4, Cl B1
8.230%, 05/25/68(A) (B)	280	274

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
Verus Securitization Trust, Ser 2023-5, Cl B1
8.124%, 06/25/68(A) (B)	$223	$218
Verus Securitization Trust, Ser 2023-5, Cl B2
8.124%, 06/25/68(A) (B)	173	159
Verus Securitization Trust, Ser 2023-6, Cl B2
7.844%, 09/25/68(A) (B)	190	172
Verus Securitization Trust, Ser 2023-INV2, Cl B1
8.183%, 08/25/68(A) (B)	240	233
Verus Securitization Trust, Ser 2023-INV2, Cl B2
8.183%, 08/25/68(A) (B)	220	201
Visio Trust, Ser 2022-1, Cl B1
5.928%, 08/25/57(A) (B)	790	693
Visio Trust, Ser 2023-1, Cl B1
7.877%, 03/25/58(A) (B)	1,450	1,361
VMC Finance, Ser 2021-HT1, Cl B
9.945%, TSFR1M + 4.614%, 01/18/37(A) (B)	1,600	1,508
Wells Fargo Commercial Mortgage Trust, Ser C26, Cl D
3.586%, 02/15/48(A)	310	274
Wells Fargo Commercial Mortgage Trust, Ser C26, Cl E
3.250%, 02/15/48(A)	760	608
Wells Fargo Commercial Mortgage Trust, Ser C30, Cl C
4.648%, 09/15/58(B)	280	248
Wells Fargo Commercial Mortgage Trust, Ser C35, Cl C
4.176%, 07/15/48(B)	1,910	1,519
Wells Fargo Commercial Mortgage Trust, Ser C49, Cl D
3.000%, 03/15/52(A)	670	426
Wells Fargo Commercial Mortgage Trust, Ser LC25, Cl D
3.189%, 12/15/59(A) (B)	580	438
Wells Fargo Commercial Mortgage Trust, Ser NXS3, Cl D
3.153%, 09/15/57(A)	540	459

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
Wells Fargo Mortgage Backed Securities Trust, Ser 2021-RR1, Cl AIO1, IO
0.491%, 12/25/50(A) (B)	$4,086	$97
TOTAL MORTGAGE-BACKED SECURITIES

(Cost $700,869) (000)		703,769

CORPORATE OBLIGATIONS — 18.7%

CANADA — 0.5%
Kronos Acquisition Holdings
5.000%, 12/31/26 (A)	6,184	5,635

LUXEMBOURG — 0.1%
Altice France Holding
10.500%, 05/15/27 (A)	3,146	1,962

NETHERLANDS — 0.2%
Trivium Packaging Finance
5.500%, 08/15/26 (A)	2,438	2,273

SWITZERLAND — 0.1%
VistaJet Malta Finance
7.875%, 05/01/27 (A)	1,984	1,709

UNITED KINGDOM — 5.8%
Barclays Bank MTN
0.000%, 12/28/23 (A) (E)	63,061	63,797
Clear Channel International
6.625%, 08/01/25 (A)	2,150	2,126
eG Global Finance
8.500%, 10/30/25 (A)	1,108	1,090
6.750%, 02/07/25 (A)	2,121	2,084

		69,097

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — 12.0%
Acrisure
7.000%, 11/15/25 (A)	$1,147	$1,114
Ally Financial
4.700, H15T5Y + 3.868% (B) (F)	1,004	689
American Greetings
8.750%, 04/15/25 (A)	2,389	2,365
AmeriTex HoldCo Intermediate
10.250%, 10/15/28 (A)	740	732
ANGI Group
3.875%, 08/15/28 (A)	1,000	782
Apollo Commercial Real Estate Finance
4.625%, 06/15/29 (A)	392	296
Boxer Parent
9.125%, 03/01/26 (A)	2,549	2,542
7.125%, 10/02/25 (A)	500	497
Bread Financial Holdings
7.000%, 01/15/26 (A)	836	783
4.750%, 12/15/24 (A)	2,332	2,260
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26 (A)	3,261	3,102
Caesars Entertainment
6.250%, 07/01/25 (A)	2,231	2,201
CCO Holdings
4.250%, 02/01/31 (A)	500	398
CD&R Smokey Buyer
6.750%, 07/15/25 (A)	1,151	1,109
CITGO Petroleum
7.000%, 06/15/25 (A)	4,072	4,012
Clear Channel Outdoor Holdings
5.125%, 08/15/27 (A)	1,185	1,052
CommScope
6.000%, 03/01/26 (A)	764	713
CoreCivic
4.750%, 10/15/27	996	876
Cornerstone Building Brands
6.125%, 01/15/29 (A)	500	379
CSC Holdings
4.500%, 11/15/31 (A)	764	541

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
CVS Health
6.250%, 06/01/27	$725	$739
4.300%, 03/25/28	669	633
Dave & Buster’s
7.625%, 11/01/25 (A)	809	809
Dell International
4.900%, 10/01/26	1,625	1,585
Enstar Finance
5.500%, H15T5Y + 4.006%, 01/15/42 (B)	40	32
Fiserv
5.375%, 08/21/28	956	944
Five Point Operating
7.875%, 11/15/25 (A)	5,514	5,203
Ford Motor Credit
5.125%, 06/16/25	1,180	1,142
Fortress Transportation and Infrastructure Investors
9.750%, 08/01/27 (A)	561	580
Freedom Mortgage
12.000%, 10/01/28 (A)	1,905	1,937
8.250%, 04/15/25 (A)	3,084	3,085
8.125%, 11/15/24 (A)	3,370	3,370
6.625%, 01/15/27 (A)	980	861
Gates Global
6.250%, 01/15/26 (A)	1,188	1,158
GE HealthCare Technologies
5.650%, 11/15/27	1,386	1,384
GEO Group
6.000%, 04/15/26	1,247	1,135
5.875%, 10/15/24	547	530
Getty Images
9.750%, 03/01/27 (A)	2,034	2,032
Hawaiian Brand Intellectual Property
5.750%, 01/20/26 (A)	670	603
HCA
5.375%, 09/01/26	1,625	1,595
Heartland Dental
10.500%, 04/30/28 (A)	1,302	1,310
8.500%, 05/01/26 (A)	1,367	1,288
H-Food Holdings
8.500%, 06/01/26 (A)	1,164	291

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
HP
4.750%, 01/15/28	$1,386	$1,329
ILFC E-Capital Trust II
7.459%, 12/21/65 (A) (B)	480	361
Illuminate Buyer
9.000%, 07/01/28 (A)	1,844	1,741
Kennedy-Wilson
5.000%, 03/01/31	100	73
4.750%, 02/01/30	310	231
Ladder Capital Finance Holdings
5.250%, 10/01/25 (A)	4,150	3,996
LD Holdings Group
6.500%, 11/01/25 (A)	1,120	930
Level 3 Financing
10.500%, 05/15/30 (A)	717	722
LFS Topco
5.875%, 10/15/26 (A)	670	574
Madison IAQ
5.875%, 06/30/29 (A)	1,000	805
Matthews International
5.250%, 12/01/25 (A)	209	200
Maxim Crane Works Holdings Capital
11.500%, 09/01/28 (A)	1,529	1,489
Medline Borrower
5.250%, 10/01/29 (A)	1,000	864
Mohegan Tribal Gaming Authority
8.000%, 02/01/26 (A)	3,143	2,892
MPT Operating Partnership
5.250%, 08/01/26	3,213	2,736
Nationstar Mortgage Holdings
5.000%, 02/01/26 (A)	120	112
Necessity Retail REIT
4.500%, 09/30/28 (A)	636	483
New Home
8.250%, 10/15/27 (A)	1,551	1,438
Olympus Water US Holding
7.125%, 10/01/27 (A)	2,002	1,852
6.250%, 10/01/29 (A)	1,634	1,263

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
Oracle
4.500%, 05/06/28	$1,864	$1,777
3.600%, 04/01/40	250	181
Pactiv
8.375%, 04/15/27	1,029	1,029
7.950%, 12/15/25	777	774
Paramount Global
4.375%, 03/15/43	250	162
PHH Mortgage
7.875%, 03/15/26 (A)	480	427
PRA Group
8.375%, 02/01/28 (A)	460	418
7.375%, 09/01/25 (A)	50	49
5.000%, 10/01/29 (A)	390	296
Prime Healthcare Services
7.250%, 11/01/25 (A)	1,128	1,043
Raptor Acquisition
4.875%, 11/01/26 (A)	2,507	2,347
Regal Rexnord
6.050%, 04/15/28 (A)	1,625	1,580
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26 (A)	704	682
Rite Aid
8.000%, 11/15/26 (A)	577	340
7.500%, 07/01/25 (A)	150	88
Rithm Capital
6.250%, 10/15/25 (A)	2,154	2,044
RLJ Lodging Trust
3.750%, 07/01/26 (A)	793	717
RP Escrow Issuer
5.250%, 12/15/25 (A)	2,868	2,080
Select Medical
6.250%, 08/15/26 (A)	718	701
Service Properties Trust
7.500%, 09/15/25	3,263	3,206
5.250%, 02/15/26	1,313	1,196
4.950%, 10/01/29	50	38
4.750%, 10/01/26	250	214
4.375%, 02/15/30	460	330
3.950%, 01/15/28	290	226

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
Six Flags Entertainment
7.250%, 05/15/31 (A)	$341	$320
Specialty Building Products Holdings
6.375%, 09/30/26 (A)	2,189	2,047
Spirit Loyalty Cayman
8.000%, 09/20/25 (A)	350	350
Starwood Property Trust
3.750%, 12/31/24 (A)	1,837	1,749
3.625%, 07/15/26 (A)	1,311	1,162
Stericycle
5.375%, 07/15/24 (A)	325	321
Sunoco
6.000%, 04/15/27	96	93
SWF Escrow Issuer
6.500%, 10/01/29 (A)	1,322	846
Tenet Healthcare
6.750%, 05/15/31 (A)	2,170	2,093
TKC Holdings
6.875%, 05/15/28 (A)	1,482	1,318
T-Mobile USA
4.950%, 03/15/28	1,386	1,345
TMS International
6.250%, 04/15/29 (A)	1,200	992
U.S. Acute Care Solutions
6.375%, 03/01/26 (A)	3,890	3,345
Vector Group
10.500%, 11/01/26 (A)	7,994	8,004
5.750%, 02/01/29 (A)	1,495	1,271
Verscend Escrow
9.750%, 08/15/26 (A)	4,488	4,489
Warnermedia Holdings
5.050%, 03/15/42	250	193
WASH Multifamily Acquisition
5.750%, 04/15/26 (A)	6,415	5,990
White Capital Parent
8.250%, cash/0% PIK, 03/15/26 (A)	1,674	1,615

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
XHR
6.375%, 08/15/25 (A)	$675	$663

		142,931

TOTAL CORPORATE OBLIGATIONS (Cost $230,281) (000)		223,607

ASSET-BACKED SECURITIES — 5.4%

BERMUDA — 0.0%
Rad CLO 20, Ser 2023-20A, Cl E
13.486%, TSFR3M + 8.080%, 07/20/36(A) (B)	250	247
CAYMAN ISLANDS — 2.7%
ACREC, Ser 2021-FL1, Cl E
8.445%, TSFR1M + 3.114%, 10/16/36(A) (B)	1,030	957
Allegro CLO VI, Ser 2018-2A, Cl D
8.320%, TSFR3M + 3.012%, 01/17/31(A) (B)	1,000	942
Anchorage Capital CLO, Ser 2018-10A, Cl E
11.320%, TSFR3M + 6.012%, 10/15/31(A) (B)	250	235
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL1, Cl D
8.397%, TSFR1M + 3.064%, 12/15/35(A) (B)	1,572	1,519
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl D
8.313%, SOFR30A + 3.000%, 01/15/37(A) (B)	1,580	1,511
Bain Capital Credit CLO, Ser 2020-5A, Cl E
12.488%, TSFR3M + 7.162%, 01/20/32(A) (B)	1,000	958
Bain Capital Credit CLO, Ser 2021-2A, Cl ER
12.192%, TSFR3M + 6.872%, 07/19/34(A) (B)	360	329
Bain Capital Credit CLO, Ser 2021-3A, Cl ER
12.695%, TSFR3M + 7.362%, 10/21/34(A) (B)	700	646
Benefit Street Partners CLO IX, Ser 2018-9A, Cl ER
11.288%, TSFR3M + 5.962%, 07/20/31(A) (B)	500	452

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

CAYMAN ISLANDS — (continued)
BlueMountain CLO XXVI, Ser 2021-26A, Cl D2R
9.958%, TSFR3M + 4.632%, 10/20/34(A) (B)	$400	$390
Carlyle Global Market Strategies CLO, Ser 2017-1A, Cl CR
8.981%, TSFR3M + 3.612%, 08/14/30(A) (B)	750	726
Carlyle Global Market Strategies CLO, Ser 2018- 2RA, Cl C
8.426%, TSFR3M + 3.062%, 05/15/31(A) (B)	280	256
Carlyle Global Market Strategies CLO, Ser 2021-2A, Cl DR
12.070%, TSFR3M + 6.762%, 07/15/32(A) (B)	500	473
Carlyle US CLO, Ser 2017-2A, Cl D
11.738%, TSFR3M + 6.412%, 07/20/31(A) (B)	350	295
Carlyle US CLO, Ser 2023-3A, Cl E
13.743%, TSFR3M + 8.400%, 10/15/36(A) (B)	410	407
CFG Investments, Ser 2023-1, Cl B
10.050%, 07/25/34(A)	210	210
CFIP CLO, Ser 2021-1A, Cl DR
9.392%, TSFR3M + 4.082%, 10/18/34(A) (B)	380	343
CIFC Funding, Ser 2017-2A, Cl E
11.538%, TSFR3M + 6.212%, 04/20/30(A) (B)	500	456
CIFC Funding, Ser 2017-4A, Cl D
11.707%, TSFR3M + 6.362%, 10/24/30(A) (B)	700	647
Deerpath Capital CLO, Ser 2023-1A, Cl DR
11.748%, TSFR3M + 6.390%, 04/17/34(A) (B)	250	243
Dewolf Park CLO, Ser 2017-1A, Cl E
11.770%, TSFR3M + 6.462%, 10/15/30(A) (B)	300	274
Dryden 60 CLO, Ser 2018-60A, Cl D
8.570%, TSFR3M + 3.262%, 07/15/31(A) (B)	300	284
Dryden 83 CLO, Ser 2021-83A, Cl E
11.122%, TSFR3M + 5.812%, 01/18/32(A) (B)	750	684

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

CAYMAN ISLANDS — (continued)
Empower CLO, Ser 2022-1A, Cl E
13.876%, TSFR3M + 8.550%, 10/20/34(A) (B)	$400	$402
Empower CLO, Ser 2023-2A, Cl E
13.590%, TSFR3M + 8.250%, 07/15/36(A) (B)	530	527
Fillmore Park CLO, Ser 2018-1A, Cl E
10.970%, TSFR3M + 5.662%, 07/15/30(A) (B)	788	727
Generate CLO 2, Ser 2017-3A, Cl FR
12.838%, TSFR3M + 7.512%, 10/20/29(A) (B)	290	276
Jamestown CLO XII, Ser 2019-1A, Cl D
12.588%, TSFR3M + 7.262%, 04/20/32(A) (B)	250	233
Madison Park Funding LI, Ser 2021-51A, Cl E
11.852%, TSFR3M + 6.532%, 07/19/34(A) (B)	1,250	1,202
Madison Park Funding XIII, Ser 2018-13A, Cl DR2
8.432%, TSFR3M + 3.112%, 04/19/30(A) (B)	1,459	1,431
Madison Park Funding XLI, Ser 2017-12A, Cl DR
8.407%, TSFR3M + 3.062%, 04/22/27(A) (B)	4,083	4,033
Madison Park Funding XXVII, Ser 2018-27A, Cl C
8.188%, TSFR3M + 2.862%, 04/20/30(A) (B)	250	241
Madison Park Funding XXX, Ser 2018-30A, Cl E
10.520%, TSFR3M + 5.212%, 04/15/29(A) (B)	680	642
MF1, Ser 2021-FL7, Cl E
8.245%, TSFR1M + 2.914%, 10/16/36(A) (B)	110	104
Oaktree CLO, Ser 2019-2A, Cl C
9.530%, TSFR3M + 4.222%, 04/15/31(A) (B)	1,250	1,193
Oaktree CLO, Ser 2022-1A, Cl E
13.125%, TSFR3M + 7.760%, 05/15/33(A) (B)	1,250	1,227
Oaktree CLO, Ser 2023-2A, Cl E
14.032%, TSFR3M + 8.650%, 07/20/36(A) (B)	250	248
Octagon Investment Partners 45, Ser 2022-1A, Cl ER
12.128%, TSFR3M + 6.820%, 04/15/35(A) (B)	500	438

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

CAYMAN ISLANDS — (continued)
Octagon Investment Partners 49, Ser 2021-5A, Cl E
12.320%, TSFR3M + 7.012%, 01/15/33(A) (B)	$1,750	$1,641
OFSI BSL XI, Ser 2023-11A, Cl ER
13.876%, TSFR3M + 8.490%, 10/18/35(A) (B)	390	374
OZLM Funding II, Ser 2018-2A, Cl DR2
11.527%, TSFR3M + 6.162%, 07/30/31(A) (B)	640	568
OZLM IX, Ser 2018-9A, Cl DRR
11.708%, TSFR3M + 6.382%, 10/20/31(A) (B)	480	413
Rad CLO 1, Ser 2018-1A, Cl E
11.190%, TSFR3M + 5.882%, 07/15/31(A) (B)	250	232
Regatta XIV Funding, Ser 2018-3A, Cl E
11.563%, TSFR3M + 6.212%, 10/25/31(A) (B)	380	340
RR 6, Ser 2021-6A, Cl DR
11.420%, TSFR3M + 6.112%, 04/15/36(A) (B)	500	456
Sculptor CLO XXVII, Ser 2021-27A, Cl E
12.638%, TSFR3M + 7.312%, 07/20/34(A) (B)	1,250	1,143
Symphony CLO XX, Ser 2019-20A, Cl E
11.860%, TSFR3M + 6.552%, 01/16/32(A) (B)	250	227
TIAA CLO I, Ser 2018-1A, Cl DR
9.088%, TSFR3M + 3.762%, 07/20/31(A) (B)	500	460
Whitehorse XII, Ser 2018-12A, Cl E
11.970%, TSFR3M + 6.662%, 10/15/31(A) (B)	250	208
UNITED STATES — 2.7%
245 Park Avenue Trust, Ser 245P, Cl E
3.779%, 06/05/37(A) (B)	240	190
A&D Mortgage Trust, Ser 2023-NQM3, Cl B1
8.231%, 07/25/68(A) (B)	160	156
A10 Bridge Asset Financing, Ser 2019-B, Cl C
3.781%, 08/15/40(A)	291	291
A10 Bridge Asset Financing, Ser 2019-B, Cl D
4.523%, 08/15/40(A)	740	718

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
A10 Bridge Asset Financing, Ser 2020-C, Cl E
5.465%, 08/15/40(A)	$800	$720
ACHV ABS TRUST, Ser 2023-3PL, Cl D
8.360%, 08/19/30(A)	1,000	1,006
AMSR Trust, Ser 2023-SFR2, Cl E1
3.950%, 06/17/40(A)	360	300
AMSR Trust, Ser 2023-SFR2, Cl F1
3.950%, 06/17/40(A)	820	615
AMSR Trust, Ser 2023-SFR2, Cl F2
3.950%, 06/17/40(A)	830	591
Atrium Hotel Portfolio Trust, Ser ATRM, Cl F
9.630%, TSFR1M + 4.297%, 06/15/35(A) (B)	120	113
CAFL Issuer, Ser 2021-RTL1, Cl A2
3.104%, 03/28/29(A) (D)	600	546
Carvana Auto Receivables Trust, Ser 2021-N3, Cl XS
06/12/28(A) (C)	6,643	108
Carvana Auto Receivables Trust, Ser 2023-N1, Cl E
10.460%, 04/10/30(A)	1,500	1,542
Cross Mortgage Trust, Ser 2023-H1, Cl B1
8.343%, 03/25/68(A) (B)	335	328
Dryden 107 CLO, Ser 2023-107A, Cl E
13.129%, TSFR3M + 7.730%, 08/15/35(A) (B)	590	573
Ent Auto Receivables Trust, Ser 2023-1A, Cl D
7.700%, 03/17/31(A)	1,560	1,559
Exeter Automobile Receivables Trust, Ser 2023-3A, Cl E
9.980%, 01/15/31(A)	1,130	1,145
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl E
9.570%, 02/18/31(A)	1,960	1,965
Fortress Credit BSL XIX, Ser 2023-2A, Cl D
11.583%, TSFR3M + 6.270%, 07/24/36(A) (B)	440	438
Goodleap Sustainable Home Solutions Trust, Ser 2023-3C, Cl B
7.800%, 07/20/55(A)	1,570	1,516
Halseypoint CLO 7, Ser 2023-7A, Cl E
14.039%, TSFR3M + 8.780%, 07/20/36(A) (B)	360	357

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Hertz Vehicle Financing, Ser 2021-1A, Cl D
3.980%, 12/26/25(A)	$1,000	$946
Hertz Vehicle Financing, Ser 2022-4A, Cl D
6.560%, 09/25/26(A)	250	238
ICG US CLO 2023-1 I, Ser 2023-1A, Cl E
14.153%, TSFR3M + 8.810%, 07/18/36(A) (B)	740	717
Ivy Hill Middle Market Credit Fund XXI, Ser 2023- 21A, Cl E
13.941%, TSFR3M + 8.520%, 07/18/35(A) (B)	450	432
J.P. Morgan Mortgage Trust, Ser 2023-4, Cl B4
6.321%, 11/25/53(A) (B)	259	200
Lendmark Funding Trust, Ser 2023-1A, Cl D
8.690%, 05/20/33(A)	340	347
Marlette Funding Trust, Ser 2023-2A, Cl D
7.920%, 06/15/33(A)	1,500	1,500
Marlette Funding Trust, Ser 2023-3A, Cl D
8.040%, 09/15/33(A)	1,520	1,523
MFA Trust, Ser 2022-RTL1, Cl A2
6.413%, 04/26/27(A) (D)	682	614
MFA Trust, Ser 2023-INV2, Cl B1
7.756%, 10/25/58(A) (B)	190	180
Morgan Stanley Capital I Trust, Ser BPR, Cl E
10.672%, TSFR1M + 5.342%, 05/15/36(A) (B)	262	230
Morgan Stanley Capital I Trust, Ser MEAD, Cl D
3.283%, 11/10/36(A) (B)	640	534
Natixis Commercial Mortgage Securities Trust, Ser RRI, Cl E
10.525%, TSFR1M + 5.193%, 03/15/35(A) (B)	1,233	1,230
OnDeck Asset Securitization Trust IV, Ser 2023-1A, Cl C
9.930%, 08/19/30(A)	600	590
OneMain Financial Issuance Trust, Ser 2023-2A, Cl D
7.520%, 09/15/36(A)	1,560	1,553
Reach ABS Trust, Ser 2023-1A, Cl C
8.450%, 02/18/31(A)	1,500	1,502

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Sequoia Mortgage Trust, Ser 2020-2, Cl B4
3.637%, 03/25/50(A) (B)	$140	$96
Towd Point Mortgage Trust, Ser 2019-HY2, Cl B3
7.684%, TSFR1M + 2.364%, 05/25/58(A) (B)	100	84
UBS-BAMLL Trust, Ser WRM, Cl C
4.379%, 06/10/30(A) (B)	240	201
Upstart Securitization Trust, Ser 2023-2, Cl C
11.870%, 06/20/33(A)	1,134	1,126
Velocity Commercial Capital Loan Trust, Ser 2023- RTL1, Cl A2
9.500%, 07/25/28(A) (D)	990	960
Visio
7.857%, 10/25/58	1,500	1,485
10/25/58(C)	560	512
Westgate Resorts, Ser 2023-1A, Cl D
10.140%, 12/20/37(A)	408	406
TOTAL ASSET-BACKED SECURITIES

(Cost $63,689) (000)		64,453

COMMON STOCK — 1.2%

	Shares
JAPAN — 0.0%
Hitachi	4,700	292

UNITED STATES — 1.2%
AES	54,811	833
Array Technologies*	48,094	1,067
Constellation Energy	8,839	964
CRH	11,710	641
Edison International	14,609	925
Emerson Electric	3,862	373
Enovix*	19,362	243
Fluence Energy, Cl A*	17,080	393
General Electric	8,984	993
Goodyear Tire & Rubber*	29,378	365
Herc Holdings	4,643	552
MasTec*	10,422	750
New Fortress Energy, Cl A	9,855	323
NextEra Energy Partners	10,821	321
NEXTracker, Cl A*	9,340	375

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
UNITED STATES — (continued)
NIO ADR*	32,869	$297
PG&E*	46,089	743
Plug Power*	13,827	105
PPL	7,411	175
Quanta Services	4,983	932
Shoals Technologies Group, Cl A*	7,624	139
Sociedad Quimica y Minera de Chile ADR	6,513	389
Sunnova Energy International*	38,386	402
Sunrun*	15,727	198
Uber Technologies*	8,552	393
Vertiv Holdings, Cl A	21,135	786
Vistra	2,794	93

		13,770

TOTAL COMMON STOCK
(Cost $15,983) (000)		14,062

CONVERTIBLE BONDS — 0.6%

	Face Amount (000)
UNITED STATES — 0.6%
Herbalife
2.63%, 03/15/24	$2,567	2,505
Opendoor Technologies
0.25%, 08/15/26(A)	1,880	1,264
PennyMac
5.50%, 11/01/24	680	663
5.50%, 03/15/26	280	251
Redwood Trust
7.75%, 06/15/27	580	519
RWT Holdings
5.75%, 10/01/25	338	313
Two Harbors Investment
6.25%, 01/15/26	1,327	1,221

TOTAL CONVERTIBLE BONDS
(Cost $6,770) (000)		6,736

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

PURCHASED OPTIONS — 0.0%

	Contracts	Fair Value (000)
PURCHASED OPTIONS
Total Purchased Options (H)
(Cost $52) (000)	373	$62

RIGHTS — 0.0%

	Number of Rights	Value (000)
Ukraine — 0.0%
Shell PLC
(Cost $–) (000)	12,032	$—

SHORT-TERM INVESTMENT — 40.3%

	Shares	Fair Value (000)
BlackRock Cash Funds Treasury Fund - Institutional Shares
5.280%, (G)	480,503,494	480,503

TOTAL SHORT-TERM INVESTMENT
(Cost $480,503) (000)		480,503

TOTAL INVESTMENTS — 125.2%
(Cost $1,498,147) (000)		$1,493,192

SECURITIES SOLD SHORT
CORPORATE OBLIGATIONS — (2.3)%

	Face Amount (000)	Fair Value (000)
CANADA — (0.5)%
Bombardier
7.875%, 04/15/27 (A)	$(2,539)	(2,477)
Garda World Security
4.625%, 02/15/27 (A)	(1,145)	(1,048)
NOVA Chemicals
5.250%, 06/01/27 (A)	(1,279)	(1,107)
4.250%, 05/15/29 (A)	(1,279)	(996)

		(5,628)

UNITED STATES — (1.7)%
Allegiant Travel
7.250%, 08/15/27 (A)	(669)	(630)
Alliant Holdings Intermediate
6.750%, 10/15/27 (A)	(669)	(622)
AthenaHealth Group
6.500%, 02/15/30 (A)	(669)	(560)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Beazer Homes USA
7.250%, 10/15/29	$(594)	$(557)
Caesars Entertainment
4.625%, 10/15/29 (A)	(669)	(567)
Covanta Holding
4.875%, 12/01/29 (A)	(352)	(289)
Gray Television
7.000%, 05/15/27 (A)	(2,066)	(1,777)
Guitar Center
8.500%, 01/15/26 (A)	(1,288)	(1,119)
Hilton Grand Vacations Borrower Escrow
4.875%, 07/01/31 (A)	(669)	(545)
HUB International
5.625%, 12/01/29 (A)	(669)	(583)
KB Home
7.250%, 07/15/30	(1,094)	(1,075)
Masonite International
5.375%, 02/01/28 (A)	(1,221)	(1,136)
MGM Resorts International
5.500%, 04/15/27	(669)	(624)
PM General Purchaser
9.500%, 10/01/28 (A)	(594)	(552)
Real Hero Merger Sub 2
6.250%, 02/01/29 (A)	(669)	(516)
Sirius XM Radio
5.500%, 07/01/29 (A)	(1,338)	(1,183)
Tenet Healthcare
6.125%, 10/01/28	(2,170)	(2,037)
Townsquare Media
6.875%, 02/01/26 (A)	(1,280)	(1,209)
TransDigm
4.625%, 01/15/29	(1,338)	(1,168)
United Rentals North America
5.250%, 01/15/30	(965)	(892)
Western Digital
2.850%, 02/01/29	(669)	(537)
Williams Scotsman International
4.625%, 08/15/28 (A)	(1,155)	(1,034)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Wynn Resorts Finance
5.125%, 10/01/29 (A)	$(1,744)	$(1,525)

		(20,737)

ZAMBIA — (0.1)%
First Quantum Minerals
6.875%, 10/15/27 (A)	(664)	(637)

TOTAL CORPORATE OBLIGATIONS
(Proceeds $(27,657)) (000)		(27,002)

COMMON STOCK — (0.2)%

	Shares
CANADA — 0.0%
TC Energy	(5,977)	(205)

ITALY — 0.0%
Eni	(6,870)	(111)

UNITED STATES — (0.2)%
Albemarle	(1,091)	(185)
American Water Works	(216)	(27)
Carrier Global	(1,110)	(61)
Caterpillar	(432)	(118)
Eaton	(263)	(56)
Enphase Energy	(2,411)	(290)
First Solar	(339)	(55)
Home Depot	(370)	(112)
Kinder Morgan	(7,018)	(116)
Martin Marietta Materials	(689)	(283)
NextEra Energy	(1,978)	(113)
Rockwell Automation	(395)	(113)
Sherwin-Williams	(598)	(153)
Tesla	(242)	(60)
Williams	(3,846)	(130)

		(1,872)

TOTAL COMMON STOCK
(Proceeds $(2,402)) (000)		(2,188)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

EXCHANGE TRADED FUNDS — (0.3)%

	Shares	Fair Value (000)
UNITED STATES — (0.3)%
ARK Innovation ETF	(1,260)	$(50)
Consumer Staples Select Sector SPDR Fund	(542)	(37)
Industrial Select Sector SPDR Fund	(4,475)	(454)
iShares Semiconductor ETF	(235)	(111)
iShares U.S. Home Construction ETF	(2,138)	(168)
SPDR S&P 500 ETF Trust	(2,705)	(1,156)
US Global Jets ETF	(3,254)	(55)
Utilities Select Sector SPDR Fund	(35,543)	(2,095)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $(4,515)) (000)		(4,126)

TOTAL SECURITIES SOLD SHORT — (2.8)%
(Proceeds $34,574) (000)		$(33,316)

WRITTEN OPTION — 0.0%

	Contracts
Total Written Options (H)
(Premiums Received $25) (000)	373	$(111)

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On September 30, 2023, the value of these securities amounted $285,577 (000) and represented 23.9% of net assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	No rate available.
(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on September 30, 2023. The coupon on a step bond changes on a specified date.
(E)	Zero coupon security.
(F)	Perpetual security with no stated maturity date.
(G)	Rate shown is the 7-day effective yield as of September 30, 2023. The BlackRock Cash Funds Treasury Fund’s financial statements are available on the SEC’s website at http:// www.sec.gov.
(H)	Refer to table below for details on Options Contracts.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

Open exchange traded options contract held by the Fund at September 30, 2023 are as follows:

PURCHASED OPTIONS — 0.0%

	Number of Contracts	Notional Amount (000)	Strike Price	Expiration Date	Fair Value (000)
CALL OPTIONS

UNITED STATES — 0.0%
Invesco Solar ETF	252	$23	$56.00	10/21/23	14

PUT OPTIONS

UNITED STATES — 0.0%
Industrial Select Sector SPDR Fund	88	14	203.00	12/16/23	$25
Invesco QQQ Trust Series 1	6	5	358.00	12/16/23	7
iShares Russell 2000 ETF	20	6	172.00	12/16/23	8
SPDR S&P 500 ETF Trust	7	4	430.00	12/16/23	8

Total Purchased Options					$62

WRITTEN OPTION — 0.0%

	Number of Contracts	Notional Amount (000)	Strike Price	Expiration Date	Fair Value (000)
PUT OPTIONS

UNITED STATES — 0.0%
Utilities Select Sector SPDR Fund	(376)	(25)	61.00	12/16/23	(111)

Total Written Options					$(111)

Open futures contracts held by the Fund at September 30, 2023 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)

Long Contracts
1 Month SOFR	1	Feb-2024	$394	$394	$–
AUDUSD Currency	1	Dec-2023	65	65	–
Australian 10-Year Bond	1	Dec-2023	73	72	(1)
BIST 30 Index	19	Oct-2023	62	63	1
Brent Crude	2	Dec-2023	183	184	1
Brent Crude	2	Jan-2024	181	181	–
Brent Crude	2	Dec-2023	185	184	(1)
Brent Crude	2	Dec-2023	185	184	(1)
CAC40 10 Euro Index	1	Oct-2023	75	76	1
CBOE Volatility Index	2	Oct-2023	35	36	–

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
CBOE Volatility Index	2	Nov-2023	$36	$36	$1
Cotton No. 2	1	Dec-2023	44	44	(1)
Crude Oil	2	Nov-2023	90	91	1
DAX Index	2	Dec-2023	816	821	4
Euro STOXX	4	Dec-2023	24	24	–
Euro STOXX	3	Dec-2023	18	18	–
Euro STOXX 50	7	Dec-2023	309	311	1
FTSE 100 Index	1	Dec-2023	94	94	–
FTSE MIB Index	1	Dec-2023	30	30	–
FTSE Taiwan Index	2	Oct-2023	113	114	1
Gasoline	1	Dec-2023	100	99	(1)
Gasoline	1	Jan-2024	106	98	(9)
Hang Seng China Enterprises Index	2	Oct-2023	78	79	1
Hang Seng Index	10	Oct-2023	1,136	1,142	7
Japanese 10-Year Government Bond E-MINI	1	Dec-2023	99	97	–
Live Cattle	1	Feb-2024	78	77	(1)
Live Cattle	1	Apr-2024	79	78	(1)
Live Cattle	6	Dec-2023	456	451	(5)
LME Aluminum	1	Dec-2023	55	59	4
LME Aluminum	1	Dec-2023	55	59	3
LME Aluminum	1	Dec-2023	56	59	3
LME Aluminum	2	Dec-2023	114	117	3
LME Aluminum	1	Dec-2023	56	59	3
LME Aluminum	1	Nov-2023	56	59	3
LME Aluminum	1	Nov-2023	54	59	5
LME Aluminum	1	Dec-2023	55	59	3
LME Aluminum	5	Oct-2023	280	292	12
LME Aluminum	3	Oct-2023	170	175	5
LME Aluminum	1	Oct-2023	55	58	3
LME Aluminum	1	Nov-2023	54	59	5
LME Aluminum	1	Nov-2023	54	59	5
LME Aluminum	1	Nov-2023	54	59	5
LME Aluminum	4	Nov-2023	216	235	19
LME Aluminum	2	Oct-2023	108	116	8
LME Aluminum	1	Dec-2023	55	59	4
LME Aluminum	2	Dec-2023	112	118	6
LME Aluminum	1	Nov-2023	56	59	3
LME Aluminum	2	Nov-2023	108	117	9
LME Aluminum	1	Dec-2023	56	59	3
LME Copper	1	Oct-2023	216	205	(11)
LME Copper	1	Nov-2023	212	206	(5)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
LME Copper	2	Nov-2023	$423	$413	$(11)
LME Copper	2	Nov-2023	425	413	(12)
LME Copper	3	Nov-2023	641	619	(22)
LME Copper	3	Oct-2023	635	619	(16)
LME Copper	1	Oct-2023	217	206	(10)
LME Copper	2	Oct-2023	428	412	(16)
LME Copper	1	Oct-2023	214	206	(8)
LME Copper	2	Oct-2023	432	411	(21)
LME Copper	2	Oct-2023	433	411	(22)
LME Copper	1	Nov-2023	211	206	(5)
LME Copper	1	Nov-2023	212	206	(5)
LME Copper	3	Nov-2023	625	619	(6)
LME Copper	1	Dec-2023	202	207	4
LME Copper	1	Oct-2023	212	206	(5)
LME Copper	2	Nov-2023	431	413	(18)
LME Copper	2	Nov-2023	426	413	(13)
LME Copper	1	Dec-2023	205	207	2
LME Copper	1	Dec-2022	207	207	(1)
LME Copper	1	Dec-2023	208	207	(1)
LME Copper	1	Dec-2023	202	207	4
LME Copper	1	Nov-2023	212	207	(5)
LME Copper	2	Dec-2023	405	413	9
LME Copper	1	Dec-2023	210	207	(4)
LME Copper	1	Dec-2023	214	207	(8)
LME Copper	2	Oct-2023	419	411	(8)
LME Lead	1	Nov-2023	54	54	–
LME Lead	1	Oct-2023	52	55	3
LME Lead	1	Oct-2023	54	54	1
LME Lead	1	Oct-2023	55	54	(1)
LME Lead	1	Nov-2023	54	54	–
LME Lead	1	Nov-2023	53	54	1
LME Lead	1	Nov-2023	54	54	–
LME Lead	1	Nov-2023	55	54	(1)
LME Lead	1	Nov-2023	54	54	–
LME Lead	2	Nov-2023	109	109	–
LME Lead	1	Dec-2023	54	54	–
LME Lead	1	Dec-2023	55	54	(1)
LME Lead	1	Dec-2023	55	54	(1)
LME Lead	1	Nov-2023	55	54	–
LME Lead	1	Oct-2023	53	55	2
LME Lead	1	Oct-2023	55	55	–
LME Lead	1	Nov-2023	55	54	(1)
LME Lead	1	Nov-2023	54	54	–

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
LME Lead	1	Dec-2023	$56	$54	$(1)
LME Lead	1	Dec-2023	54	54	–
LME Lead	1	Dec-2023	54	54	–
LME Nickle	1	Dec-2023	116	112	(4)
LME Nickle	1	Dec-2023	114	112	(2)
LME Nickle	1	Dec-2023	121	112	(10)
LME Nickle	1	Nov-2023	124	112	(12)
LME Nickle	1	Oct-2023	131	111	(20)
LME Nickle	1	Nov-2023	123	112	(11)
LME Nickle	1	Dec-2023	120	112	(8)
LME Zinc	1	Oct-2023	59	66	7
LME Zinc	1	Oct-2023	60	66	6
LME Zinc	2	Oct-2023	123	132	9
LME Zinc	1	Nov-2023	61	66	5
LME Zinc	1	Nov-2023	58	66	8
LME Zinc	1	Dec-2023	66	66	1
LME Zinc	3	Dec-2023	192	199	7
LME Zinc	2	Dec-2023	128	132	5
LME Zinc	1	Nov-2023	61	66	5
LME Zinc	1	Nov-2023	57	66	9
LME Zinc	1	Nov-2023	61	66	5
LME Zinc	1	Nov-2023	59	66	7
Low Sulphur Gasoil	1	Jan-2024	91	90	(1)
Low Sulphur Gasoil	1	Dec-2023	93	93	–
Low Sulphur Gasoil	1	Nov-2023	96	97	–
Low Sulphur Gasoil	2	Feb-2024	179	177	(2)
Mill Wheat	1	Dec-2023	13	12	–
Mini Hang Seng Index	2	Oct-2023	46	46	–
Mini H-Share Index	1	Oct-2023	8	8	–
MSCI Singapore Index	2	Oct-2023	41	42	1
Natural Gas	10	Nov-2023	291	293	2
Nikkei 225 Index	2	Dec-2023	430	426	(2)
Nikkei 225 Index	1	Dec-2023	107	107	–
Nikkei 225 Index	10	Dec-2023	215	213	(1)
NY Harbor ULSD	2	Nov-2023	279	277	(2)
NYMEX Cocoa	1	Dec-2023	35	36	3
NYMEX Cocoa	1	Dec-2023	37	34	(3)
OMX Stockholm 30	5	Oct-2023	97	99	–
OMX Stockholm 30	3	Oct-2023	58	59	1
Palladium	1	Dec-2023	128	126	(2)
S&P 500 Index E-MINI	1,982	Dec-2024	30,325	34,388	4,063
SGX Iron Ore 62	8	Nov-2023	92	94	2
Soybean	1	Mar-2024	70	65	(4)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Soybean	1	Jan-2024	$70	$65	$(5)
SPI 200 Index	2	Dec-2023	226	228	2
STOXX Europe 600	1	Dec-2023	8	9	–
STOXX Europe 600	3	Dec-2023	73	72	(1)
Sugar No. 11	10	Mar-2024	306	297	(9)
Sugar No. 11	1	May-2024	29	28	(1)
TOPIX Index	4	Dec-2023	639	622	(10)
Turkish Lira	7	Oct-2023	7	7	–
U.S. Dollar	5	Oct-2023	50	50	–
U.S. Dollar Index	1	Dec-2023	104	106	1
Ultra 10-Year U.S. Treasury Note	1	Dec-2023	115	112	(3)
USD/CNH Micro	1	Dec-2023	99	100	–
USD/CNH Micro	1	Dec-2023	100	100	–
WTI Crude Oil	4	Dec-2023	356	355	(1)
WTI Crude Oil	13	Nov-2023	1,198	1,180	(18)
WTI Crude Oil	1	Nov-2023	90	91	1

			55,129	59,038	3,917
Short Contracts
3 Month Euribor	(1)	Dec-2024	$(257)	$(255)	$–
3 Month Euribor	(2)	Mar-2024	(514)	(508)	4
3 Month Euribor	(1)	Mar-2026	(263)	(256)	2
3 Month Euribor	(1)	Jun-2025	(260)	(256)	–
3 Month Euribor	(2)	Sep-2024	(514)	(510)	–
3 Month SOFR	(15)	Jun-2024	(3,563)	(3,556)	7
30 Day Federal Funds Futures	(1)	May-2024	(396)	(395)	1
90-Day Bank Bill	(1)	Jun-2024	(176)	(174)	4
90-Day Euro$	(1)	Dec-2024	(637)	(636)	–
AUDUSD Currency	(1)	Dec-2023	(64)	(65)	–
Australian 10-Year Bond	(6)	Dec-2023	(439)	(432)	6
Australian 3-Year Bond	(4)	Dec-2023	(273)	(271)	2
Brent Crude	(1)	Jan-2024	(91)	(90)	1
CAC40 10 Euro Index	(3)	Oct-2023	(228)	(227)	1
CAD Currency	(1)	Dec-2023	(74)	(74)	–
Canadian 5-Year Bond	(2)	Dec-2023	(161)	(159)	2
Canadian 10-Year Bond	(24)	Dec-2023	(2,072)	(2,034)	20
CBOE Volatility Index	(24)	Oct-2023	(415)	(427)	(11)
CBOE Volatility Index	(13)	Nov-2023	(235)	(237)	(2)
CBOT Mini DJIA	(20)	Dec-2023	(3,382)	(3,373)	10
Coffee C	(2)	Dec-2023	(111)	(110)	2
Coffee Robusta	(1)	Nov-2023	(26)	(25)	1
Copper	(8)	Dec-2023	(739)	(748)	(8)
Copper	(1)	Mar-2024	(96)	(94)	1

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Corn	(14)	Dec-2023	$(337)	$(334)	$4
Corn	(1)	Mar-2024	(26)	(25)	1
Corn	(1)	Dec-2023	(24)	(24)	–
Corn	(3)	May-2024	(77)	(75)	2
Crude Oil	(1)	Nov-2023	(45)	(45)	–
Crude Palm Oil	(1)	Dec-2023	(20)	(20)	–
DAX Index	(1)	Dec-2023	(410)	(410)	–
Dow Futures Mini	(1)	Dec-2023	(17)	(17)	–
Energy E-Mini	(3)	Dec-2023	(286)	(287)	(1)
Euro STOXX 50	(1)	Dec-2023	(44)	(44)	(1)
Euro-Bobl	(23)	Dec-2023	(2,852)	(2,815)	9
Euro-BTP	(15)	Dec-2023	(1,775)	(1,740)	24
Euro-Bund	(16)	Dec-2023	(2,186)	(2,176)	3
Euro-Buxl	(1)	Dec-2023	(129)	(129)	–
Euro-Buxl	(1)	Dec-2023	(129)	(129)	–
Euro-OAT	(12)	Dec-2023	(1,574)	(1,563)	6
Euro-Schatz	(20)	Dec-2023	(2,265)	(2,220)	6
Euro-Schatz	(17)	Dec-2023	(1,906)	(1,887)	(2)
Financials E-Mini	(1)	Dec-2023	(103)	(103)	–
Financials E-Mini	(1)	Dec-2023	(107)	(103)	4
FTSE China A50	(18)	Oct-2023	(226)	(227)	(1)
FTSE KLCI	(1)	Oct-2023	(15)	(15)	–
FTSE MIB Index	(2)	Dec-2023	(299)	(299)	–
FTSE Taiwan Index	(9)	Oct-2023	(510)	(513)	(3)
FTSE/JSE Top 40 Index	(1)	Dec-2023	(37)	(36)	1
Gasoline	(1)	Dec-2023	(102)	(99)	3
Gasoline	(5)	Nov-2023	(529)	(504)	25
Gold	(17)	Dec-2023	(3,256)	(3,172)	83
Gold	(2)	Dec-2023	(38)	(37)	1
Hang Seng China Enterprises Index	(2)	Oct-2023	(77)	(79)	(2)
Hang Seng Index	(2)	Oct-2023	(226)	(228)	(3)
IBEX	(1)	Oct-2023	(99)	(100)	(1)
IBEX	(3)	Oct-2023	(301)	(299)	1
ICE ECX Emission	(1)	Dec-2023	(94)	(86)	4
INR/USD Micro	(1)	Oct-2023	(24)	(24)	–
Japanese Yen	(2)	Dec-2023	(171)	(169)	1
KC HRW Wheat	(1)	Dec-2023	(36)	(33)	2
KOSPI 200 Index	(2)	Dec-2023	(124)	(122)	1
Lean Hogs	(1)	Dec-2023	(29)	(29)	–
LME Aluminum	(1)	Nov-2023	(54)	(59)	(5)
LME Aluminum	(1)	Dec-2023	(56)	(59)	(3)
LME Aluminum	(1)	Dec-2023	(56)	(59)	(3)
LME Aluminum	(1)	Dec-2023	(56)	(59)	(3)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
LME Aluminum	(1)	Dec-2023	$(56)	$(59)	$(3)
LME Aluminum	(1)	Dec-2023	(56)	(59)	(3)
LME Aluminum	(2)	Dec-2023	(117)	(117)	–
LME Aluminum	(5)	Oct-2023	(275)	(292)	(17)
LME Aluminum	(1)	Nov-2023	(54)	(59)	(5)
LME Aluminum	(3)	Oct-2023	(168)	(175)	(7)
LME Aluminum	(1)	Oct-2023	(56)	(58)	(2)
LME Aluminum	(1)	Nov-2023	(54)	(59)	(4)
LME Aluminum	(4)	Nov-2023	(218)	(235)	(17)
LME Aluminum	(1)	Nov-2023	(54)	(59)	(5)
LME Aluminum	(1)	Nov-2023	(55)	(59)	(4)
LME Aluminum	(1)	Dec-2023	(56)	(59)	(3)
LME Aluminum	(2)	Dec-2023	(110)	(118)	(7)
LME Aluminum	(1)	Nov-2023	(54)	(59)	(5)
LME Aluminum	(2)	Nov-2023	(113)	(117)	(4)
LME Aluminum	(1)	Dec-2023	(56)	(59)	(3)
LME Aluminum	(2)	Oct-2023	(107)	(117)	(9)
LME Copper	(2)	Nov-2023	(421)	(413)	8
LME Copper	(2)	Nov-2023	(425)	(413)	12
LME Copper	(3)	Nov-2023	(636)	(619)	17
LME Copper	(3)	Oct-2023	(650)	(619)	31
LME Copper	(1)	Oct-2023	(215)	(206)	9
LME Copper	(2)	Oct-2023	(431)	(412)	19
LME Copper	(1)	Nov-2023	(212)	(206)	5
LME Copper	(1)	Oct-2023	(217)	(206)	11
LME Copper	(2)	Oct-2023	(428)	(411)	18
LME Copper	(2)	Oct-2023	(414)	(411)	4
LME Copper	(1)	Oct-2023	(207)	(205)	2
LME Copper	(1)	Nov-2023	(206)	(206)	–
LME Copper	(1)	Oct-2023	(215)	(206)	9
LME Copper	(1)	Dec-2023	(202)	(207)	(4)
LME Copper	(2)	Nov-2023	(434)	(413)	21
LME Copper	(2)	Nov-2023	(425)	(413)	12
LME Copper	(1)	Dec-2023	(202)	(207)	(4)
LME Copper	(1)	Dec-2022	(202)	(207)	(4)
LME Copper	(2)	Dec-2023	(409)	(413)	(5)
LME Copper	(1)	Dec-2023	(206)	(207)	(1)
LME Copper	(1)	Dec-2023	(207)	(207)	–
LME Copper	(1)	Dec-2023	(212)	(207)	5
LME Copper	(1)	Nov-2023	(202)	(207)	(5)
LME Copper	(1)	Nov-2023	(205)	(207)	(2)
LME Copper	(2)	Nov-2023	(424)	(413)	11
LME Copper	(1)	Nov-2023	(212)	(206)	5

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
LME Copper	(1)	Dec-2023	$(215)	$(207)	$8
LME Copper	(2)	Oct-2023	(424)	(411)	14
LME Lead	(1)	Oct-2023	(51)	(55)	(3)
LME Lead	(1)	Oct-2023	(52)	(55)	(3)
LME Lead	(1)	Oct-2023	(53)	(54)	(2)
LME Lead	(1)	Oct-2023	(54)	(54)	–
LME Lead	(1)	Nov-2023	(55)	(54)	1
LME Lead	(1)	Nov-2023	(55)	(54)	1
LME Lead	(1)	Nov-2023	(53)	(54)	(1)
LME Lead	(1)	Nov-2023	(53)	(54)	(1)
LME Lead	(1)	Nov-2023	(55)	(54)	1
LME Lead	(2)	Nov-2023	(109)	(109)	–
LME Lead	(1)	Dec-2023	(56)	(54)	1
LME Lead	(3)	Dec-2023	(163)	(163)	–
LME Lead	(1)	Dec-2023	(55)	(54)	1
LME Lead	(1)	Nov-2023	(54)	(54)	–
LME Lead	(1)	Oct-2023	(54)	(55)	(1)
LME Lead	(1)	Nov-2023	(54)	(54)	–
LME Lead	(1)	Dec-2023	(55)	(54)	1
LME Lead	(1)	Nov-2023	(54)	(54)	(1)
LME Lead	(1)	Dec-2023	(56)	(54)	2
LME Lead	(1)	Dec-2023	(54)	(54)	–
LME Lead	(1)	Nov-2023	(55)	(54)	1
LME Nickle	(1)	Dec-2023	(114)	(112)	2
LME Nickle	(1)	Dec-2023	(114)	(112)	2
LME Nickle	(1)	Dec-2023	(116)	(112)	4
LME Nickle	(1)	Dec-2023	(118)	(112)	6
LME Nickle	(1)	Nov-2023	(126)	(112)	14
LME Nickle	(1)	Nov-2023	(124)	(112)	12
LME Nickle	(1)	Oct-2023	(134)	(111)	23
LME Zinc	(1)	Oct-2023	(62)	(66)	(4)
LME Zinc	(1)	Oct-2023	(62)	(66)	(4)
LME Zinc	(1)	Nov-2023	(64)	(66)	(2)
LME Zinc	(1)	Nov-2023	(61)	(66)	(6)
LME Zinc	(1)	Nov-2023	(60)	(66)	(6)
LME Zinc	(1)	Nov-2023	(61)	(66)	(5)
LME Zinc	(1)	Dec-2023	(62)	(66)	(4)
LME Zinc	(2)	Dec-2023	(129)	(133)	(4)
LME Zinc	(2)	Oct-2023	(123)	(132)	(10)
LME Zinc	(1)	Nov-2023	(59)	(66)	(8)
LME Zinc	(1)	Dec-2023	(66)	(66)	(1)
LME Zinc	(1)	Nov-2023	(61)	(66)	(5)
Long Gilt 10-Year Bond	(5)	Dec-2023	(587)	(574)	5

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Long Gilt 10-Year Bond	(2)	Dec-2023	$(229)	$(230)	$–
Micro E-mini Russell 2000 Index	(1)	Dec-2023	(9)	(9)	–
Mill Wheat	(2)	Mar-2024	(27)	(26)	–
Mill Wheat	(1)	Dec-2023	(13)	(12)	–
Mini DAX Index	(2)	Dec-2023	(163)	(164)	(1)
Mini Hang Seng Index	(3)	Oct-2023	(68)	(69)	(1)
MSCI EAFE Index	(1)	Dec-2023	(102)	(102)	–
MSCI Emerging Markets	(57)	Dec-2023	(2,800)	(2,723)	77
NASDAQ 100 Index E-Mini	(64)	Dec-2023	(18,991)	(19,029)	(38)
Natural Gas	(1)	Dec-2023	(33)	(33)	–
Natural Gas	(2)	Dec-2023	(72)	(66)	6
Natural Gas	(1)	Nov-2023	(29)	(29)	–
Natural Gas	(2)	Jan-2024	(71)	(71)	–
Natural Gas	(1)	Oct-2024	(34)	(34)	–
New Zealand Dollar	(1)	Dec-2023	(59)	(60)	(1)
Nikkei 225 Index	(16)	Dec-2023	(1,721)	(1,713)	4
Nikkei 225 Index	(2)	Dec-2023	(425)	(426)	(2)
Nikkei 225 Index	(59)	Dec-2023	(1,258)	(1,258)	1
NY Harbor ULSD	(1)	Nov-2023	(133)	(139)	(6)
Oat	(1)	Dec-2023	(22)	(22)	–
Rapeseed	(1)	Nov-2023	(24)	(23)	–
Russell 2000 Index E-MINI	(8)	Dec-2023	(723)	(719)	3
S&P 500 Index E-MINI	(130)	Dec-2023	(28,148)	(28,116)	32
S&P 500 Index E-MINI	(3)	Dec-2023	(65)	(65)	–
S&P TSX 60 Index	(1)	Dec-2023	(174)	(173)	–
Short-Term Euro-BTP	(5)	Dec-2023	(565)	(551)	4
Short-Term Euro-BTP	(1)	Dec-2023	(110)	(110)	–
Silver	(2)	Dec-2023	(226)	(225)	2
Soybean	(15)	Nov-2023	(964)	(956)	8
Soybean Meal	(4)	Dec-2023	(153)	(153)	1
Soybean Meal	(1)	Jan-2024	(39)	(38)	1
Soybean Oil	(3)	Dec-2023	(105)	(101)	5
STOXX Europe 600	(1)	Dec-2023	(17)	(17)	–
Swiss Franc	(1)	Dec-2023	(139)	(138)	2
U.S. 2-Year Treasury Note	(3,583)	Dec-2023	(728,077)	(726,313)	1,764
U.S. 5-Year Treasury Note	(48)	Dec-2023	(5,067)	(5,057)	10
U.S. 10-Year Treasury Note	(2,974)	Dec-2023	(325,214)	(321,378)	3,836
U.S. Long Treasury Bond	(150)	Dec-2023	(17,121)	(17,067)	54
U.S. Ultra Long Treasury Bond	(7)	Dec-2023	(877)	(831)	47

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Ultra 10-Year U.S. Treasury Note	(24)	Dec-2023	$(2,702)	$(2,678)	$24
USD/CNH Micro	(1)	Dec-2023	(100)	(100)	–
Wheat	(5)	Dec-2023	(149)	(135)	13
Wheat	(1)	Mar-2024	(33)	(29)	4
WTI Crude Oil	(3)	Dec-2023	(270)	(266)	4

			(1,187,154)	(1,180,827)	6,153

			$(1,132,025)	$(1,121,789)	$10,070

A list of the open forward foreign currency contracts held by the Fund at September 30, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation/ (Depreciation) (000)
Deutsche Bank	10/02/23	KRW	3,598,107	USD	2,703	$37

Deutsche Bank	10/02/23	USD	500	TWD	16,032	(2)
Deutsche Bank	10/02/23	CLP	707,263	USD	800	5

Deutsche Bank	10/02/23	TWD	25,535	USD	800	7

Deutsche Bank	10/02/23	USD	700	CLP	624,896	2

Deutsche Bank	10/02/23	USD	2,100	KRW	2,802,310	(24)

Deutsche Bank	10/03/23	USD	2,300	BRL	11,321	(49)

Deutsche Bank	10/03/23	BRL	12,917	USD	2,600	32

Deutsche Bank	10/06/23	USD	2,500	INR	207,711	(1)

Deutsche Bank	10/06/23	INR	365,397	USD	4,400	8

Deutsche Bank	10/10/23	USD	100	COP	412,761	1

Deutsche Bank	10/10/23	CNH	19,617	USD	2,684	(5)

Deutsche Bank	10/10/23	USD	1,584	CNH	11,580	3

Deutsche Bank	10/10/23	COP	411,902	USD	100	(1)

Deutsche Bank	10/18/23	JPY	246,936	AUD	2,600	16

Deutsche Bank	10/18/23	CHF	1,000	USD	1,113	19

Deutsche Bank	10/18/23	USD	2,379	AUD	3,700	2

Deutsche Bank	10/18/23	USD	4,623	EUR	4,375	5

Deutsche Bank	10/18/23	ILS	1,907	USD	500	—

Deutsche Bank	10/18/23	EUR	2,400	GBP	2,078	(4)

Deutsche Bank	10/18/23	AUD	5,400	USD	3,471	(3)

Deutsche Bank	10/18/23	USD	1,801	CHF	1,625	(22)

Deutsche Bank	10/18/23	PLN	438	USD	100	—

Deutsche Bank	10/18/23	JPY	220,242	EUR	1,400	3

Deutsche Bank	10/18/23	EUR	600	JPY	94,147	(3)

Deutsche Bank	10/18/23	GBP	125	AUD	238	1

Deutsche Bank	10/18/23	USD	200	SEK	2,193	1

Deutsche Bank	10/18/23	USD	1,014	NZD	1,700	5

Deutsche Bank	10/18/23	CAD	3,900	USD	2,893	21

Deutsche Bank	10/18/23	GBP	1,875	USD	2,306	19

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation/ (Depreciation) (000)
Deutsche Bank	10/18/23	EUR	100	HUF	38,963	$—

Deutsche Bank	10/18/23	JPY	272,273	GBP	1,500	3

Deutsche Bank	10/18/23	CAD	4,303	EUR	3,000	6

Deutsche Bank	10/18/23	SEK	6,684	USD	600	(12)

Deutsche Bank	10/18/23	SGD	3,549	USD	2,600	2

Deutsche Bank	10/18/23	USD	5,659	JPY	837,500	(40)

Deutsche Bank	10/18/23	USD	861	MXN	15,000	(3)

Deutsche Bank	10/18/23	USD	742	CAD	1,000	(5)

Deutsche Bank	10/18/23	GBP	1,250	JPY	226,619	(5)

Deutsche Bank	10/18/23	NZD	1,080	AUD	1,000	(4)

Deutsche Bank	10/18/23	NZD	2,600	USD	1,540	(18)

Deutsche Bank	10/18/23	ZAR	7,566	USD	400	1

Deutsche Bank	10/18/23	MXN	5,000	USD	288	2

Deutsche Bank	10/18/23	EUR	1,000	CHF	958	(10)

Deutsche Bank	10/18/23	JPY	286,602	CHF	1,750	(8)

Deutsche Bank	10/18/23	USD	100	HUF	36,728	(1)

Deutsche Bank	10/18/23	USD	100	NOK	1,073	—

Deutsche Bank	10/18/23	GBP	3,123	EUR	3,600	(3)

Deutsche Bank	10/18/23	AUD	600	NZD	648	2

Deutsche Bank	10/18/23	USD	1,100	SGD	1,503	—

Deutsche Bank	10/18/23	EUR	6,125	USD	6,522	43

Deutsche Bank	10/18/23	NOK	5,753	EUR	500	(9)

Deutsche Bank	10/18/23	CHF	240	EUR	250	2

Deutsche Bank	10/18/23	AUD	1,918	GBP	1,000	(14)

Deutsche Bank	10/18/23	AUD	1,800	JPY	170,809	(12)

Deutsche Bank	10/18/23	EUR	125	SEK	1,477	3

Deutsche Bank	10/18/23	JPY	140,900	NZD	1,600	14

Deutsche Bank	10/18/23	NZD	400	JPY	35,025	(5)

Deutsche Bank	10/18/23	JPY	109,518	CAD	1,000	2

Deutsche Bank	10/18/23	JPY	1,087,500	USD	7,343	46

Deutsche Bank	10/18/23	EUR	500	AUD	828	4

Deutsche Bank	10/18/23	HUF	39,358	EUR	100	(1)

Deutsche Bank	10/18/23	EUR	3,000	CAD	4,312	2

Deutsche Bank	10/18/23	GBP	125	CHF	138	(2)

Deutsche Bank	10/18/23	SEK	5,948	EUR	500	(16)

Deutsche Bank	10/18/23	CHF	750	JPY	122,427	1

Deutsche Bank	10/18/23	AUD	1,660	EUR	1,000	(10)

Deutsche Bank	10/18/23	USD	200	PLN	867	(2)

Deutsche Bank	10/18/23	HUF	72,542	USD	200	4

Deutsche Bank	10/18/23	NOK	5,395	USD	500	(5)

Deutsche Bank	10/18/23	TRY	8,300	USD	300	3

Deutsche Bank	10/18/23	USD	200	ZAR	3,777	(1)

Deutsche Bank	10/18/23	AUD	1,400	CAD	1,212	(8)

Deutsche Bank	10/18/23	SEK	7,242	NOK	7,000	(9)

Deutsche Bank	10/18/23	USD	611	GBP	500	(1)

Morgan Stanley	11/10/23	KRW	549,614	USD	424	17

Morgan Stanley	11/10/23	USD	407	BRL	2,039	(3)

Morgan Stanley	11/10/23	USD	93	KRW	124,512	(1)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation/ (Depreciation) (000)

Morgan Stanley	11/10/23	BRL	2,039	USD	412	$8

Morgan Stanley	12/15/23	CLP	352,097	USD	399	5

						$35

Open centrally cleared swap contracts held by the Fund at September 30, 2023 are as follows:

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Value (000)	Upfront Payments/ Receipts ((000)	Net Unrealized Appreciation (Depreciation) (000)
4.502%	SOFR	Annually	06/14/2025	USD	3,007	$31	$6	$25
3.655%	SOFR	Annually	05/19/2026	USD	2,502	68	5	63
3.655%	SOFR	Annually	05/19/2026	USD	345	9	–	9
3.655%	SOFR	Annually	05/19/2026	USD	5,243	142	15	127
3.456%	SOFR	Annually	05/19/2027	USD	3,344	119	6	113
3.456%	SOFR	Annually	05/19/2027	USD	3,720	132	6	126
3.456%	SOFR	Annually	05/19/2027	USD	1,258	45	–	45
3.456%	SOFR	Annually	05/19/2027	USD	5,865	208	22	186
3.362%	SOFR	Annually	05/19/2028	USD	2,517	109	–	109
3.362%	SOFR	Annually	05/19/2028	USD	7,884	342	28	314
3.316%	SOFR	Annually	05/19/2029	USD	1,954	100	7	93
3.287%	SOFR	Annually	05/19/2030	USD	964	57	1	56
3.299%	SOFR	Annually	05/19/2035	USD	104	9	–	9
3.395%	SOFR	Annually	06/01/2043	USD	511	57	–	57

						$1,428	$96	$1,332

Open OTC swap agreements held by the Fund at September 30, 2023 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Bank of America	**BABXRPFE INDEX	0.00%	ASSET RETURN	Quarterly	04/29/24	USD	72,609	$1,773	$–	$1,773
Bank of America	**BAEIESPR INDEX	0.15%	ASSET RETURN	Quarterly	10/20/23	USD	32,725	673	–	673
Bank of America	**BAFXCAVE INDEX	0.00%	ASSET RETURN	Quarterly	09/20/24	USD	58,639	(255)	–	(255)
Bank of America	ASDZ23 INDEX	0.00%	ASSET RETURN	N/A	12/15/23	USD	15,060	1,620	–	1,620
Barclays	**BXIIVFR1 INDEX	0.40%	ASSET RETURN	Quarterly	05/20/24	USD	27,597	51	–	51
BNP Paribas	**BNPUMFRL INDEX	3M SOFR RATE +0.60%	ASSET RETURN	Quarterly	05/08/24	USD	68,513	(5,674)	–	(5,674)
BNP Paribas	**BNPUMFRS INDEX	ASSET RETURN	3M SOFR RATE -0.05%	Quarterly	05/08/24	USD	70,931	9,046	–	9,046
BNP Paribas	**BNPXDITU INDEX	0.20%	ASSET RETURN	Quarterly	04/19/24	USD	38,864	(98)	–	(98)
BNP Paribas	**BNPXERCE INDEX	0.00%	ASSET RETURN	Monthly	09/19/24	EUR	44,308	(632)	–	(632)
Deutsche Bank	**DBTIDEUU INDEX	0.00%	ASSET RETURN	Quarterly	04/19/24	USD	38,967	(59)	–	(59)
Goldman Sachs	**GSCBFSL1 INDEX	ASSET RETURN	Fed Funds +0.25%	Quarterly	06/12/24	USD	57,880	(337)	–	(337)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	**GSCBFSL2 INDEX	Fed Funds - 0.10%	ASSET RETURN	Quarterly	09/13/24	USD	58,259	$1,924	$–	$1,924
Goldman Sachs	**GSIRECAF INDEX	0.30%	ASSET RETURN	Quarterly	03/18/24	EUR	71,809	(129)	–	(129)
Goldman Sachs	**GSISMSS1 INDEX	0.00%	ASSET RETURN	Quarterly	09/24/24	USD	29,262	(15)	–	(15)
Goldman Sachs	**RCXTMGT3 INDEX	0.00%	ASSET RETURN	Quarterly	10/11/24	USD	41,544	192	–	192
JPMorgan Chase	**JMABNPMF INDEX	0.20%	ASSET RETURN	Quarterly	04/01/24	USD	33,237	428	–	428
JPMorgan Chase	**JPUS1MMC INDEX	0.20%	ASSET RETURN	Quarterly	09/26/24	USD	45,973	164	–	164
JPMorgan Chase	ASDZ23 INDEX	0.00%	ASSET RETURN	N/A	12/15/23	USD	20,500	2,599	–	2,599
JPMorgan Chase	IBOXHY INDEX	ASSET RETURN	3M SOFR	Quarterly	12/20/23	USD	6,668	31	78	(47)
JPMorgan Chase	IBOXLLTR INDEX	ASSET RETURN	3M SOFR	Quarterly	03/20/24	USD	13,331	(86)	166	(252)
JPMorgan Chase	IBXXLLTR INDEX	ASSET RETURN	3M SOFR	Quarterly	12/20/23	USD	12,054	(494)	63	(557)
Macquarie Bank Limited	**MQIS311 INDEX	0.25%	ASSET RETURN	Quarterly	03/25/24	USD	79,831	(60)	–	(60)
Macquarie Bank Limited	**VMAQDSP4 INDEX	0.25%	ASSET RETURN	Quarterly	09/18/24	USD	35,514	(16)	–	(16)
Morgan Stanley	BYD COMPANY ORD H	ASSET RETURN	HOISHKD INDEX	Annually	05/01/24	HKD	448	–	–	–
Morgan Stanley	CRH ORD	ESTRON INDEX	ASSET RETURN	Annually	05/01/24	EUR	94	–	–	–
Morgan Stanley	DAIKIN INDS ORD	ASSET RETURN	MUTKCALM INDEX	Annually	05/01/24	JPY	17,217	7	–	7
Morgan Stanley	ENGIE ORD	ESTRON INDEX	ASSET RETURN	Annually	05/01/24	EUR	672	(32)	–	(32)
Morgan Stanley	SHELL ORD	SONIO/N INDEX	ASSET RETURN	Monthly	05/01/24	GBP	310	3	–	3
Morgan Stanley	SIEMENS ENERGY N ORD	ESTRON INDEX	ASSET RETURN	Annually	05/01/24	EUR	998	(44)	–	(44)
Morgan Stanley	SK	FEDL01 INDEX	ASSET RETURN	Annually	05/01/24	KRW	382	(79)	–	(79)
Morgan Stanley	STOXX EUROPE 600 INDUSTRIALS	ASSET RETURN	ESTRON INDEX	Annually	07/25/24	EUR	896	22	–	22
Morgan Stanley	STOXX EUROPE 600 UTILITIES	ASSET RETURN	ESTRON INDEX	Annually	07/25/24	EUR	813	48	–	48
Morgan Stanley	VEOLIA	ESTRON INDEX	ASSET RETURN	Monthly	05/01/24	EUR	1,273	(100)	–	(100)
Nomura	**NMSY2RNU INDEX	0.15%	ASSET RETURN	Quarterly	08/01/24	USD	69,670	(506)	–	(506)
Societe Generale	**SGIXFVET INDEX	SOFR RATE+0.20%	ASSET RETURN	Quarterly	08/06/24	USD	25,479	(42)	–	(42)
Societe Generale	**SGIXPRUS INDEX	0.20%	ASSET RETURN	Quarterly	04/30/24	USD	20,492	207	–	207
Societe Generale	**SGIXPSUS INDEX	0.15%	ASSET RETURN	Quarterly	08/06/24	USD	47,836	192	–	192
Societe Generale	**SGIXUSGC INDEX	0.15%	ASSET RETURN	Quarterly	01/25/24	USD	40,696	(918)	–	(918)
Societe Generale	**SGIXVR2U INDEX	SOFR	ASSET RETURN	N/A	04/09/24	USD	32,986	1,596	35	1,561
UBS	**UBCSBSB1 INDEX	0.00%	ASSET RETURN	Monthly	06/21/24	USD	110,089	964	–	964

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
UBS	**UBCSBSB2 INDEX	0.00%	ASSET RETURN	Monthly	08/27/24	USD	83,752	$284	$–	$284
UBS	**UBCSUFR2 INDEX	0.00%	ASSET RETURN	Quarterly	06/28/24	USD	44,076	(326)	–	(326)

							1,472,254	$11,922	$342	$11,580

^ Notional amounts for OTC swaps are listed in their local currency.

** The following tables represent the individual underlying components comprising the Index Basket Swaps at September 30, 2023.

**BAEIESPR Index: A strategy that sells ultra-short options to buy midterm length options to profit from a US equity market that slowly trades lower as opposed to falls quickly.

	Top Underlying Components	Notional	Percentage of Notional

Future	S&P500 EMINI Futures Dec23	$36,011,829	107.79%

Currency	US Dollar Spot	(2,774,416)	-8.30%

Option	October 23 Puts on SPX	170,941	0.51%

**JPUS1MMC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional

Index	S&P 500 Total Return Index	$16,296,029	35.32%

**MQIS311 Index: An intra-day equity trading strategy that adjusts its exposure based on changes in the level of realized market volatility.

	Top Underlying Components	Notional	Percentage of Notional

Index	Macquarie QIS Index 311	$79,772,963	100.00%

**NMSY2RNU Index: Currency selection strategy using mean reversion signals.

	Top Underlying Components	Notional	Percentage of Notional

Currency	Swiss Franc Spot	$16,560,051	23.93%

	Swedish Krona Spot	(15,226,389)	-22.00%

	British Pound Spot	13,884,202	20.06%

	New Zealand Dollar Spot	(13,161,839)	-19.02%

	Japanese Yen Spot	10,182,074	14.71%

	Euro Spot	7,945,713	11.48%

	Norwegian Krone Spot	(6,837,824)	-9.88%

	Australian Dollar Spot	(5,873,557)	-8.49%

	Canadian Dollar Spot	(4,227,117)	-6.11%

**RCXTMGT3 Index: A strategy designed to capture the premium paid by banks to hedge their structured product risk.

	Top Underlying Components	Notional	Percentage of Notional

Future	JPN 10Y Bond(OSE) Dec23	$12,412,132	29.74%

	TOPIX Index Futures Dec23	11,168,414	26.76%

	Euro STOXX 50 Dec23	705,330	1.69%

	Euro - Bund Futures Dec23	626,032	1.50%

	S&P500 EMINI Futures Dec23	0	16.50%

	US 10YR Note (CBT)Dec23	0	0.00%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

**SGIXUSGC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time

	Top Underlying Components	Notional	Percentage of Notional

Index	S&P 500 INDEX	$38,530,335	96.84%

**SGIXVR2U Index: Systematic strategy that takes advantage of the volatility curve to generate positive carry.

	Top Underlying Components	Notional	Percentage of Notional

Swap	1y Forward 2y20y Straddle	$10,141,535	28.85%

	1y Forward 1y20y Straddle	5,070,767	14.42%

	1y Forward 1y5y Straddle	5,070,767	14.42%

	1y Forward 3y20y Straddle	8,451,279	24.04%

	1y Forward 7y20y Straddle	3,380,512	9.62%

	1y Forward 5y20y Straddle	2,366,358	6.73%

	1y Forward 2y10y Straddle	338,051	0.96%

	1y Forward 2y5y Straddle	338,051	0.96%

**GSIRECAF Index: Seeks to generate positive returns in a 10s30s EUR curve steepening environment by going long the 10y and short the 30y through a series of interest rate swaps in a duration neutral implementation

	Top Underlying Components	Notional	Percentage of Notional

Swap	SWP EUR10y30y 210923231023 [EUR10y30yD10]	$3,453,388	4.56%

	SWP EUR10y30y 290923311023 [EUR10y30yD10]	3,453,388	4.56%

	SWP EUR10y30y 250923251023 [EUR10y30yD10]	3,453,388	4.56%

	SWP EUR10y30y 200923201023 [EUR10y30yD10]	3,451,114	4.55%

	SWP EUR10y30y 220923241023 [EUR10y30yD10]	3,451,114	4.55%

	SWP EUR10y30y 040923041023 [EUR10y30yD10]	3,445,808	4.55%

	SWP EUR10y30y 050923051023 [EUR10y30yD10]	3,445,808	4.55%

	SWP EUR10y30y 120923121023 [EUR10y30yD10]	3,444,292	4.54%

	SWP EUR10y30y 110923111023 [EUR10y30yD10]	3,444,292	4.54%

	SWP EUR10y30y 280923301023 [EUR10y30yD10]	3,463,999	4.57%

	SWP EUR10y30y 270923271023 [EUR10y30yD10]	3,463,241	4.57%

	SWP EUR10y30y 260923261023 [EUR10y30yD10]	3,457,178	4.56%

	SWP EUR10y30y 190923191023 [EUR10y30yD10]	3,450,356	4.55%

	SWP EUR10y30y 180923181023 [EUR10y30yD10]	3,448,840	4.55%

	SWP EUR10y30y 060923061023 [EUR10y30yD10]	3,448,082	4.55%

	SWP EUR10y30y 070923091023 [EUR10y30yD10]	3,447,324	4.55%

	SWP EUR10y30y 080923101023 [EUR10y30yD10]	3,442,018	4.54%

	SWP EUR10y30y 130923131023 [EUR10y30yD10]	3,441,260	4.54%

	SWP EUR10y30y 010923031023 [EUR10y30yD10]	3,438,986	4.54%

	SWP EUR10y30y 140923161023 [EUR10y30yD10]	3,436,712	4.53%

	SWP EUR10y30y 150923171023 [EUR10y30yD10]	3,435,954	4.53%

	SWP EUR10y30y 310823021023 [EUR10y30yD10]	3,433,680	4.53%

**JMABNPMF Index: Alpha oriented strategy seeking to provide access to carry, value, and mean reversion risk factors by expressing long and short views in related commodity pairs

	Top Underlying Components	Notional	Percentage of Notional

Future	WTI Crude Future Nov23	$(7,548,061)	-22.42%

	Brent Crude Future Dec23	7,443,672	22.11%

	Gold 100 Oz Future Dec23	(7,318,970)	-21.74%

	Silver Future Dec23	3,678,773	10.93%

	Copper Futures Dec23	(3,249,496)	-9.65%

	Corn Future Dec23	3,199,305	9.50%

	LME Pri Alum Future Nov23	2,794,685	0.00%

	Gasoline RBOB Future Nov23	2,579,881	7.66%

	NY Harb ULSD Fut Nov23	(1,945,964)	-5.78%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Soybean Future Nov23	$(1,918,603)	-5.70%

Wheat Future Dec23	1,171,326	3.48%

Live Cattle Future Dec23	988,150	2.94%

LME Lead Future Nov23	(973,701)	-2.89%

Soybean Oil Future Dec23	(931,233)	-2.77%

KC HRW Wheat Future Dec23	(924,955)	-2.75%

LME Zinc Future Nov23	820,651	2.44%

Cattle Feeder Futures Nov23	(766,093)	-2.28%

COFF ROBUSTA 10tn Nov23	(495,645)	-1.47%

WHITE Sugar (ICE) Dec23	485,459	1.44%

RED Wheat Futures MGE Dec23	(460,527)	-1.37%

LME Copper Futures Nov23	459,903	1.37%

Sugar #11 (World) Mar24	(447,617)	-1.33%

Coffee ‘C’ Futures Dec23	339,449	1.01%

Soybean Meal Future Dec23	(288,943)	-0.86%

**BABXRPFE Index: Basket of eight commodity strategies targeting four style factors: Liquidity, Carry, Relative Value, and Value.

	Top Underlying Components	Notional	Percentage of Notional

Future	WTI Crude Futures Nov23	$(42,422,583)	-57.03%

	Brent Crude Future Jan24	25,660,444	34.50%

	WTI Crude Futures Mar24	24,445,261	32.86%

	Brent Crude Futures Mar24	(23,973,055)	-32.23%

	Brent Crude Future Dec23	21,647,487	29.10%

	Brent Crude Futures Feb24	9,524,607	12.81%

	LME Copper Future Dec23	(7,246,675)	-9.74%

	WTI Crude Futures Dec23	(6,615,835)	-8.89%

	WTI Crude Futures Jan24	(5,786,653)	-7.78%

	Cattle Feeder Futures Jan24	(5,578,338)	-7.50%

	Gold 100 OZ Futures Feb24	(5,112,683)	-6.87%

	Soybean Futures Mar24	5,070,644	6.82%

	Natural Gas Future Nov23	(4,654,135)	-6.26%

	Lean Hogs Future Dec23	4,296,096	5.78%

	LME Pri Alum Future Nov23	(3,928,460)	-5.28%

	LME Copper Futures Jan24	3,538,201	4.76%

	Soybean Future Jan24	(3,473,421)	-4.67%

	LME Nickel Future Dec23	(3,418,063)	-4.60%

	Soybean OIL Futures Mar24	3,349,606	4.50%

	Soybean Meal Futures Mar24	3,312,197	4.45%

	Soybean Meal Future Dec23	(3,014,113)	-4.05%

	Corn Futures May24	2,902,331	3.90%

	Live Cattle Futures Apr24	2,815,613	3.79%

	Corn Future Dec23	(2,731,761)	-3.67%

	Sugar #11 (WORLD) May24	2,636,684	3.54%

	Natural Gas Future Jan24	(2,530,037)	-3.40%

	LME Pri Alum Future Jan24	2,526,209	3.40%

	Natural Gas Futures Mar24	2,524,798	3.39%

	Natural Gas Future Dec23	2,522,853	3.39%

	Live Cattle Future Dec23	(2,487,672)	-3.34%

	Sugar #11 (World) Mar24	(2,485,286)	-3.34%

	Gasoline RBOB Future Nov23	(2,462,067)	-3.31%

	Gasoline RBOB Future Jan24	2,052,463	2.76%

	Brent Crude Futures May24	1,946,849	2.62%

	NY Harb ULSD Fut Dec23	(1,938,610)	-2.61%

	LME Zinc Future Dec23	1,921,342	2.58%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional

	Coffee ‘C’ Futures May24	$1,878,412	2.53%

	Sugar #11 (WORLD) Oct24	1,824,741	2.45%

	Coffee ‘C’ Futures Dec23	(1,805,552)	-2.43%

	Lean Hogs Futures Apr24	1,800,422	2.42%

	Cotton No.2 Future Mar24	1,719,834	2.31%

	Low Su Gasoil G Dec23	(1,657,589)	-2.23%

	NY Harb ULSD Fut Nov23	(1,520,389)	-2.04%

	Wheat Futures (CBT) Mar24	1,499,364	2.02%

	Silver Futures Mar24	(1,489,104)	-2.00%

	LME PRI Alum Futures Mar24	1,438,894	1.93%

	Corn Futures Dec24	(1,413,124)	-1.90%

	LME Pri Alum Future Dec23	1,364,613	1.83%

	Live Cattle Futures Feb24	(1,315,727)	-1.77%

	Wheat Future Dec23	(1,308,778)	-1.76%

	Soybean Meal Future Jan24	1,292,385	1.74%

	WTI Crude Futures Dec24	1,264,272	1.70%

	Soybean Future Nov23	(1,228,808)	-1.65%

	Brent Crude Futures Dec24	1,121,970	1.51%

	LME Zinc Future Nov23	(1,118,382)	-1.50%

	NY Harb ULSD Fut Jan24	1,103,268	1.48%

	Cotton No.2 Future Dec23	(1,042,408)	-1.40%

	KC HRW Wheat Futures Mar24	1,008,068	1.36%

	Soybean Oil Future Jan24	(970,638)	-1.30%

	KC HRW Wheat Future Dec23	(907,856)	-1.22%

	Coffee ‘C’ Future Mar24	(900,440)	-1.21%

	Soybean Futures Nov24	(895,022)	-1.20%

	Gasoline RBOB Future Dec23	865,152	1.16%

	Soybean Oil Future Dec23	(844,952)	-1.14%

	LME Zinc Futures Mar24	840,941	1.13%

	Low Su Gasoil G Nov23	(773,754)	-1.04%

	Wheat Futures (CBT) Jul24	(722,341)	-0.97%

	Low Su Gasoil G Mar24	697,355	0.94%

	LME Nickel Futures Mar24	656,177	0.88%

	LME Nickel Future Nov23	(576,449)	-0.77%

	Gasoline RBOB Futures Mar24	567,781	0.76%

	NY Harb ULSD Futures Mar24	529,640	0.71%

	KC HRW Wheat Futures Jul24	(492,156)	-0.66%

	Low Su Gasoil G Dec24	410,004	0.55%

	Gasoline RBOB Futures Jun24	377,078	0.51%

	LME Lead Futures Mar24	314,684	0.42%

	LME Lead Future Dec23	(314,542)	-0.42%

	NY Harb ULSD Futures Dec24	304,666	0.41%

	LME Zinc Future Jan24	292,055	0.39%

	LME Lead Future Nov23	(285,338)	-0.38%

	Low Su Gasoil G Jan24	252,416	0.34%

	WTI Crude Futures Feb24	(243,935)	-0.33%

	LME Nickel Future Jan24	(68,569)	-0.09%

	Lean Hogs Futures Feb24	59,158	0.08%

	LME Lead Future Jan24	(21,853)	-0.03%

Option	Call Option on WTI Crude Futures Nov23	4,043,687	5.44%

	Call Option on Brent Crude Futures Dec23	(3,141,157)	-4.22%

	Call Option on WTI Crude Futures Dec23	2,393,518	3.22%

	Call Option on Brent Crude Futures Jan24	(1,748,192)	-2.35%

	Call Option on WTI Crude Futures Jan24	1,554,572	2.09%

	Call Option on Brent Crude Futures Feb24	(1,255,957)	-1.69%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Put Option on Brent Crude Futures Feb24	$(723,467)	-0.97%

Put Option on WTI Crude Futures Feb24	664,583	0.89%

Call Option on WTI Crude Futures Feb24	585,451	0.79%

Put Option on WTI Crude Futures Jan24	438,488	0.59%

Put Option on Brent Crude Futures Mar24	(323,210)	-0.43%

Call Option on Brent Crude Futures Mar24	(317,118)	-0.43%

Put Option on Brent Crude Futures Jan24	(285,563)	-0.38%

Put Option on WTI Crude Futures Dec23	174,902	0.24%

Put Option on Brent Crude Futures Dec23	(25,951)	-0.03%

Put Option on WTI Crude Futures Nov23	7,022	0.01%

**BNPXDITU Index: Seeks to capture intraday momentum in US equity markets by leveraging market dynamics observed throughout the day.

	Top Underlying Components	Notional	Percentage of Notional

Index	BNP Paribas Dynamic Intraday Trend US Index	$38,781,750	100.00%

**DBTIDEUU Index: Seeks to capture intraday momentum in US equity markets by reacting rapidly to market volatility.

	Top Underlying Components	Notional	Percentage of Notional

Index	DB Trend Intraday Equity Index	$38,908,486	100.00%

**SGIXPRUS Index: Systematic U.S. equity hedge that buys short-dated S&P 500 put spreads where the ratio is dynamic and optimized for cost efficiency

	Top Underlying Components	Notional	Percentage of Notional

Future	S&P500 EMINI Futures Dec23	$(12,689,075)	-61.28%

	S&P500 EMINI Futures Mar24	0	0.00%

Option	December 23 Puts on SPX	(276,157)	-1.33%

	November 23 Puts on SPX	(185,544)	-0.90%

	January 24 Puts on SPX	(87,755)	-0.42%

	October 23 Puts on SPX	(39,408)	-0.19%

**BXIIVFR1 Index: Systematic strategy that replicates the payoff of a long VIX upside call structure, which is more cost-effective than owning the options

	Top Underlying Components	Notional	Percentage of Notional

Index	S&P 500 VIX Short-Term Future Index Total Return	$(1,034,057)	-3.74%

**GSCBFSL1 Index: Long basket of left behind parts of the market, including “destocking losers” (retail and transports), small caps, and deeper cyclical stocks

	Top Underlying Components	Notional	Percentage of Notional

Equity	American Eagle Outfitters Inc	$1,157,619	2.00%

	Children’s Place Inc	1,153,218	2.00%

	Chico’s FAS Inc	1,046,453	1.81%

	Chart Industries Inc	1,029,242	1.78%

	Fluor Corp	971,304	1.68%

	CoreCivic Inc	948,235	1.64%

	Broadridge Financial Solutions Inc	908,406	1.57%

	Ross Stores Inc	872,568	1.51%

	Deluxe Corp	862,324	1.49%

	Shoe Carnival Inc	853,409	1.48%

	Kirby Corp	851,122	1.47%

	Kaiser Aluminum Corp	840,718	1.46%

	Guess? Inc	825,790	1.43%

	Movado Group Inc	822,803	1.43%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Deckers Outdoor Corp	$819,135	1.42%

Steven Madden Ltd	807,749	1.40%

Carter’s Inc	806,274	1.40%

Antero Resources Corp	801,787	1.39%

Union Pacific Corp	795,332	1.38%

Kohl’s Corp	791,281	1.37%

Paylocity Holding Corp	790,158	1.37%

DXP Enterprises Inc	773,584	1.34%

Stericycle Inc	769,233	1.33%

VF Corp	762,620	1.32%

Minerals Technologies Inc	762,597	1.32%

Columbia Sportswear Co	759,135	1.31%

Northrop Grumman Corp	752,027	1.30%

Under Armour Inc	743,747	1.29%

Kinder Morgan Inc	740,183	1.28%

L3Harris Technologies Inc	715,128	1.24%

Designer Brands Inc	706,751	1.22%

Norfolk Southern Corp	704,594	1.22%

Marten Transport Ltd	704,409	1.22%

Hanesbrands Inc	701,521	1.21%

Heartland Express Inc	699,917	1.21%

Werner Enterprises Inc	694,554	1.20%

Zumiez Inc	694,305	1.20%

Genesco Inc	693,890	1.20%

Newmont Corp	693,748	1.20%

RXO Inc	687,873	1.19%

Chemours Co	680,092	1.18%

Mercury Systems Inc	675,681	1.17%

Kaman Corp	627,664	1.09%

Old Dominion Freight Line Inc	621,316	1.08%

CVR Energy Inc	618,566	1.07%

Alaska Air Group Inc	617,483	1.07%

Caleres Inc	612,935	1.06%

Ryder System Inc	610,895	1.06%

Sun Country Airlines Holdings Inc	578,677	1.00%

Murphy Oil Corp	566,858	0.98%

**UBCSBSB1 Index: Equal weighted basket comprised of 4 interest rate swap steepener indices that are long the 5y and short the 10y across USD, EUR, GBP and CAD.

	Top Underlying Components	Notional	Percentage of Notional

Index	UBS Rolling Receiver Interest Rate Swap Index - USD SOFR 5Y	$62,124,009	55.94%

	UBS Rolling Receiver Interest Rate Swap Index - GBP SONIA 5Y	62,118,203	55.94%

	UBS Rolling Receiver Interest Rate Swap Index - CAD 5Y	61,755,599	55.61%

	UBS Rolling Receiver Interest Rate Swap Index - EUR 5Y	59,612,075	53.68%

	UBS Rolling Receiver Interest Rate Swap Index - GBP SONIA 10Y	(33,610,451)	-30.27%

	UBS Rolling Receiver Interest Rate Swap Index - USD SOFR 10Y	(33,397,369)	-30.07%

	UBS Rolling Receiver Interest Rate Swap Index - CAD 10Y	(33,177,064)	-29.88%

	UBS Rolling Receiver Interest Rate Swap Index - EUR 10Y	(31,714,395)	-28.56%

**UBCSUFR2 Index: A strategy that monetizes the higher prices of puts relative to calls given the preferences of investors for downside protection.

	Top Underlying Components	Notional	Percentage of Notional

Future	S&P500 EMINI Futures Dec23	$(2,850,339)	-6.52%

Option	SPX Index Put 10/2023	(13,518)	-0.03%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

SPX Index Call 10/2023	$6,552	0.01%

**GSCBFSL2 Index: Short basket of stocks focused on companies that over-earned during the high inflation period seen we saw with the COVID reopening.

	Top Underlying Components	Notional	Percentage of Notional

Equity	Salesforce Inc	$(29,191)	0.05%

	Snowflake Inc	(29,173)	0.05%

	Intel Corp	(29,160)	0.05%

	Cooper Cos Inc	(29,149)	0.05%

	Avis Budget Group Inc	(29,140)	0.05%

	Quanta Services Inc	(29,128)	0.05%

	Camden Property Trust	(29,120)	0.05%

	Karuna Therapeutics Inc	(29,110)	0.05%

	MSA Safety Inc	(29,086)	0.05%

	Freshpet Inc	(29,071)	0.05%

	Ceridian HCM Holding Inc	(29,063)	0.05%

	Boeing Co	(29,058)	0.05%

	Trade Desk Inc	(29,021)	0.05%

	NiSource Inc	(29,003)	0.05%

	R1 RCM Inc	(28,964)	0.05%

	Charles Schwab Corp	(28,935)	0.05%

	Trex Co Inc	(28,933)	0.05%

	IQVIA Holdings Inc	(28,901)	0.05%

	Realty Income Corp	(28,874)	0.05%

	Inspire Medical Systems Inc	(28,800)	0.05%

	Coupang Inc	(28,738)	0.05%

	Eli Lilly & Co	(28,720)	0.05%

	Edison International	(28,709)	0.05%

	Lowe’S Cos Inc	(28,699)	0.05%

	Amazon.com Inc	(28,682)	0.05%

	American Water Works Co Inc	(28,667)	0.05%

	Alexandria Real Estate Equities Inc	(28,585)	0.05%

	US Bancorp	(28,477)	0.05%

	Vail Resorts Inc	(28,422)	0.05%

	Avangrid Inc	(28,399)	0.05%

	TransUnion	(28,388)	0.05%

	Twilio Inc	(28,372)	0.05%

	Dexcom Inc	(28,342)	0.05%

	Brown - Forman Corp - Class A	(28,198)	0.05%

	Bright Horizons Family Solutions Inc	(28,144)	0.05%

	Clorox Co	(27,954)	0.05%

	MGM Resorts International	(27,906)	0.05%

	CBRE Group Inc	(27,775)	0.05%

	Netflix Inc	(27,733)	0.05%

	Exact Sciences Corp	(27,658)	0.05%

	Workday Inc	(27,647)	0.05%

	Medpace Holdings Inc	(27,600)	0.05%

	Ultragenyx Pharmaceutical In	(27,440)	0.05%

	WP Carey Inc	(27,359)	0.05%

	Kemper Corp	(27,264)	0.05%

	Celsius Holdings Inc	(27,223)	0.05%

	Nextera Energy Inc	(26,963)	0.05%

	Penumbra Inc	(26,580)	0.05%

	Natera Inc	(25,844)	0.05%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Synlogic Inc	$(763)	0.00%

**BAFXCAVE Index: An FX multi-factor basket of 4 FX strategies: Cross-Sectional Carry EM, Defensive Carry, PPP Value G10 and PPP Value EM.

	Top Underlying Components	Notional	Percentage of Notional

Currency	Singapore Dollar 2 Mo	$(12,937,854)	-22.16%

	Hungarian Forint 2 Mo	8,493,847	14.55%

	INR NDF Points 2 Mo	8,141,275	13.94%

	COP NDF Points 2 Mo	8,065,363	13.81%

	Swiss Franc 2 Mo	(8,054,212)	-13.80%

	CNH Fwd Points 2 Mo	(7,165,000)	-12.27%

	Norwegian Krone 2 Mo	(6,560,571)	-11.24%

	Japanese Yen 2 Mo	6,008,437	10.29%

	IDR NDF Points 2 Moo	5,748,564	9.85%

	PHP Onshore Points 2 Mo	4,817,853	8.25%

	Thai Baht 2 Mo	3,937,048	6.74%

	KRW Onshore Points 2 Mo	(3,858,943)	-6.61%

	Australian Dollar 2 Mo	(3,731,343)	-6.39%

	S. African Rand 2 Mo	3,137,911	5.37%

	Israeli Shekel 2 Mo	(3,071,547)	-5.26%

	Czech Koruna 2 Mo	(2,962,015)	-5.07%

	Euro 2 Mo	2,296,775	3.93%

	CLP NDF Points 2 Mo	(1,838,969)	-3.15%

	British Pound 2 Mo	1,677,879	2.87%

	Canadian Dollar 2 Mo	(1,318,168)	-2.26%

	BRL Fwd Points 2 Mo	(1,316,092)	-2.25%

	Swedish Krona 2 Mo	1,139,593	1.95%

	PEN Fwd Points 2 Mo	1,099,732	1.88%

	Mexican Peso 2 Mo	(994,072)	-1.70%

	New Zealand Dollar 2 Mo	(552,210)	-0.95%

	Taiwan Dollar 2 Mo	505,759	0.87%

	New Romanian Leu 2 Moo	497,971	0.85%

	Polish Zloty 2 Mo	191,049	0.33%

**BNPXERCE Index: Aims to capture the generally positive carry and roll-down premia inherent in the equity implied repo curve of the European Market.

	Top Underlying Components	Notional	Percentage of Notional

Future	Euro STOXX 50 Dec24	$384,476,023	831.96%

	Euro STOXX 50 Dec23	232,490,970	503.09%

	Euro STOXX 50 Dec26	(207,143,795)	-448.24%

	Euro STOXX 50 Dec27	(205,878,956)	-445.50%

	Euro STOXX 50 Dec28	(127,777,049)	-276.50%

	Euro STOXX 50 Dec25	(78,125,342)	-169.06%

	Euro STOXX 50 Dec23	1,089,253	2.36%

Currency	Euro Spot	47,081,995	101.88%

**GSISMSS1 Index: Strategy aims to capture intraday momentum of stocks based on Signal Returns measured between Previous Day Close and first half hour of trading.

	Top Underlying Components	Notional	Percentage of Notional

Index	Goldman Sachs Intraday Momentum Single Stock SEries 1 Excess Return Strategy	$29,247,380	100.00%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

**SGIXFVET Index: A long FX tail volatility strategy that buys EUR/USD straddles to hedge a market correction

	Top Underlying Components	Notional	Percentage of Notional

Option	October 2023 EURUSD Straddle	$618,937	2.41%

	October 2024 EURUSD Straddle	(376,695)	-1.47%

	November 2024 EURUSD Straddle	(345,663)	-1.35%

	November 2023 EURUSD Straddle	323,161	1.26%

	December 2024 EURUSD Straddle	(275,985)	-1.08%

	January 2024 EURUSD Straddle	275,432	0.00%

	December 2023 EURUSD Straddle	233,170	0.91%

	March 2025 EURUSD Straddle	(190,798)	-0.74%

	April 2024 EURUSD Straddle	186,660	0.73%

	February 2024 EURUSD Straddle	172,850	0.67%

	March 2024 EURUSD Straddle	164,300	0.64%

	February 2025 EURUSD Straddle	(157,930)	-0.62%

	January 2025 EURUSD Straddle	(142,624)	-0.56%

	May 2024 EURUSD Straddle	105,234	0.41%

	September 2024 EURUSD Straddle	(97,011)	-0.38%

	July 2024 EURUSD Straddle	80,240	0.31%

	April 2025 EURUSD Straddle	(68,779)	-0.27%

	July 2025 EURUSD Straddle	66,036	0.26%

	June 2024 EURUSD Straddle	56,446	0.22%

	May 2025 EURUSD Straddle	(54,599)	-0.21%

	August 2024 EURUSD Straddle	38,269	0.15%

	August 2025 EURUSD Straddle	14,812	0.06%

	September 2025 EURUSD Straddle	12,952	0.05%

	June 2025 EURUSD Straddle	(2,144)	-0.01%

**SGIXPSUS Index: A defensive strategy that seeks to protect from market downturns by implementing bear put spreads on the S&P 500, buying OTM options while selling options that are further OTM

	Top Underlying Components	Notional	Percentage of Notional

Option	December 24 Puts on SPX	$63,231,992	131.63%

	June 24 Puts on SPX	50,655,634	105.45%

	December 23 Puts on SPX	3,883,804	8.08%

**UBCSBSB2 Index: Equal weighted basket comprised of 4 interest rate swap steepener indices that are long the 10y and short the 30y across USD, EUR, GBP and CAD.

	Top Underlying Components	Notional	Percentage of Notional

Index	UBS Rolling Receiver Interest Rate Swap Index - GBP SONIA 10Y	$25,514,514	30.36%

	UBS Rolling Receiver Interest Rate Swap Index - USD SOFR 10Y	25,371,408	30.19%

	UBS Rolling Receiver Interest Rate Swap Index - CAD 10Y	25,181,648	29.97%

	UBS Rolling Receiver Interest Rate Swap Index - EUR 10Y	24,118,585	28.70%

	UBS Rolling Receiver Interest Rate Swap Index – GBP SONIA 30Y	(11,495,052)	-13.68%

	UBS Rolling Receiver Interest Rate Swap Index - CAD 30Y	(11,142,186)	-13.26%

	UBS Rolling Receiver Interest Rate Swap Index – USD SOFR 30Y	(11,081,608)	-13.19%

	UBS Rolling Receiver Interest Rate Swap Index - EUR 30Y	(9,867,536)	-11.74%

**VMAQDSP4 Index: Equity option-based volatility carry strategy that can sell weekly S&P 500 options when a market structure signal is triggered.

	Top Underlying Components	Notional	Percentage of Notional

Option	October 23 Calls on SPX	$16,644,631	46.88%

	October 23 Puts on SPX	10,384,890	29.25%

	October 23 Calls on SPX	3,295,358	9.28%

	October 23 Calls on SPX	(1,790,652)	-5.04%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND SEPTEMBER 30, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

October 23 Puts on SPX	$1,580,761	4.45%

October 23 Puts on SPX	1,445,819	4.07%

October 23 Puts on SPX	1,398,651	3.94%

October 23 Puts on SPX	824,636	2.32%

October 23 Puts on SPX	644,365	1.82%

October 23 Puts on SPX	642,849	1.81%

October 23 Puts on SPX	408,603	1.15%

October 23 Calls on SPX	21,150	0.06%

Amounts designated as “—” are either $0 or have been rounded to $0.

At September 30, 2023, sector weightings of the Fund are as follows.

Percentages based on total investments

SECTOR WEIGHTINGS

Mortgage-Backed Security	47.1%

Short-Term Investments	32.2%

Financials	7.1%

Asset-Backed Security	4.1%

Consumer Staples	2.1%

Industrials	1.7%

Consumer Discretionary	1.4%

Real Estate	1.2%

Communication Services	0.6%

Information Technology	0.6%

Health Care	0.6%

Materials	0.5%

Energy	0.5%

Utilities	0.3%
100.0%

See “Glossary” for abbreviations.

CHI-QH-002-0300

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2023 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $1,942 (000))
CORPORATE OBLIGATION — 17.2%

	Face Amount (000)	Fair Value (000)
UNITED KINGDOM — 17.2%
Barclays Bank MTN
0.000%, 12/28/23 (A) (B)	$330	$334

TOTAL CORPORATE OBLIGATIONS (Cost $330) (000)		334

SHORT-TERM INVESTMENT — 59.2%

	Shares
BlackRock Cash Funds Treasury Fund - Institutional Shares 5.280%, (C)	1,150,000	1,150

TOTAL SHORT-TERM INVESTMENT (Cost $1,150) (000)		1,150

TOTAL INVESTMENTS — 76.4% (Cost $1,480) (000)		$1,484

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On September 30, 2023, the value of these securities amounted $334 (000) and represented 17.2% of net assets.

(B)	Zero coupon security.
(C)	Rate shown is the 7-day effective yield as of September 30, 2023. The BlackRock Cash Funds Treasury Fund’s financial statements are available on the SEC’s website at http:// www.sec.gov.

Open OTC swap agreements held by the Fund at September 30, 2023 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Bank of America	GSG4 INDEX	SOFR +0.55%	ASSET RETURN	N/A	05/22/24	USD	237	$12	$–	$12
BNP Paribas	**BNPXDITU INDEX	0.20%	ASSET RETURN	N/A	06/03/24	USD	186	(1)	–	(1)
Deutsche Bank	**DBTIDEUU INDEX	0.00%	ASSET RETURN	N/A	06/03/24	USD	186	–	–	–
Deutsche Bank	**DBVSCVP8 INDEX	0.00%	ASSET RETURN	N/A	09/09/24	USD	449	1	–	1

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2023 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	**GSISMSS1 INDEX	0.00%	ASSET RETURN	N/A	10/24/24	USD	98	$–	$–	$–
Goldman Sachs	**GSXAT01C INDEX	0.15%	ASSET RETURN	N/A	10/07/24	USD	1,182	–	–	–
JPMorgan Chase	**JPQFMOW1 INDEX	0.00%	ASSET RETURN	N/A	05/24/24	USD	452	13	–	13
JPMorgan Chase	**JPUS1MMC INDEX	0.20%	ASSET RETURN	N/A	04/08/24	USD	504	8	–	8
Macquarie Bank Limited	**MQIS311 INDEX	0.25%	ASSET RETURN	N/A	06/03/24	USD	374	–	–	–
Macquarie Bank Limited	**MQIS331 INDEX	0.25%	ASSET RETURN	N/A	05/10/24	USD	199	(1)	–	(1)
Nomura	**NMSY2RNU INDEX	0.15%	ASSET RETURN	N/A	03/06/24	USD	310	3	–	3

							4,177	$35	$–	$35

^ Notional amounts for OTC swaps are listed in their local currency.

** The following tables represent the individual underlying components comprising the Index Basket Swaps at September 30, 2023.

**JPUS1MMC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional

Index	S&P 500 Total Return Index	$181,207	35.32%

**MQIS311 Index: An intra-day equity trading strategy that adjusts its exposure based on changes in the level of realized market volatility.

	Top Underlying Components	Notional	Percentage of Notional

Future	S&P500 EMINI Futures Dec23	$0	0.00%

**DBVSCVP8 Index: Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

	Top Underlying Components	Notional	Percentage of Notional

Index	6m Floating/10y Fixed EUR IRS Swap	$(187,539)	-41.64%

	1yr Floating/10yr Fixed USD OIS Swap	(119,121)	-26.45%

**NMSY2RNU Index: Currency selection strategy using mean reversion signals.

	Top Underlying Components	Notional	Percentage of Notional

Currency	Swiss Franc Spot	74,905	23.93%

	Swedish Krona Spot	(68,872)	-22.00%

	British Pound Spot	62,801	20.06%

	New Zealand Dollar Spot	(59,534)	-19.02%

	Japanese Yen Spot	46,056	14.71%

	Euro Spot	35,940	11.48%

	Norwegian Krone Spot	(30,929)	-9.88%

	Australian Dollar Spot	(26,567)	-8.49%

	Canadian Dollar Spot	(19,120)	-6.11%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2023 (Unaudited)

**GSXAT01C Index: Future and forward based liquid and fully transparent strategy that is composed of Goldman Sachs’ proprietary strategies across three asset classes - FX Trend, Rates & Bonds Trend, and Equity Trend.

	Top Underlying Components	Notional	Percentage of Notional

Future	US 2YR Note (CBT) Dec23	$(605,626)	-51.24%

	Euro - Schatz Futures Dec23	(501,966)	-42.47%

	3MO Euro EURIBOR Mar25	(193,003)	-16.33%

	3 Month Euro EURIBOR Dec24	(192,670)	-16.30%

	3 Month Euro EURIBOR Sep24	(192,218)	-16.26%

	3 Month Euro EURIBOR Jun24	(191,752)	-16.22%

	3 Month Euro EURIBOR Mar24	(191,388)	-16.19%

	3 Month SOFR Futures Mar25	(183,771)	-15.55%

	3 Month SOFR Future Dec24	(183,199)	-15.50%

	3 Month SOFR Future Sep24	(182,513)	-15.44%

	3 Month SOFR Future Jun24	(181,867)	-15.39%

	3 Month SOFR Future Mar24	(181,384)	-15.35%

	US 5YR Note (CBT) Dec23	(180,302)	-15.25%

	US 10YR Note (CBT)Dec23	(139,583)	-11.81%

	JPN 10Y Bond(OSE) Dec23	(128,880)	-10.90%

	CAN 10YR Bond Futures Dec23	(107,695)	-9.11%

	Euro - BOBL Futures Dec23	(102,631)	-8.68%

	US LONG Bond(CBT) Dec23	(89,319)	-7.56%

	AUST 10Y Bond Futures Dec23	(84,194)	-7.12%

	TOPIX Index Futures Dec23	81,203	6.87%

	ICE 3 Month SONIA Futures Mar25	(72,254)	-6.11%

	ICE 3 Month SONIA Future Dec24	(72,082)	-6.10%

	ICE 3 Month SONIA Future Sep24	(71,893)	-6.08%

	ICE 3 Month SONIA Future Jun24	(71,737)	-6.07%

	NASDAQ 100 E - MINI Dec23	71,712	6.07%

	ICE 3 Month SONIA Future Mar24	(71,631)	-6.06%

	S&P500 EMINI Futures Dec23	69,109	5.85%

	Euro - Bund Futures Dec23	(61,844)	-5.23%

	Euro - OAT Futures Dec23	(60,655)	-5.13%

	SET50 Futures Dec23	(52,896)	-4.48%

	FTSE 100 Index Futures Dec23	50,344	4.26%

	E - Mini Russ 2000 Dec23	(48,697)	-4.12%

	S&P/TSX 60 Index Futures Dec23	(47,569)	-4.02%

	Euro - BTP Futures Dec23	(47,356)	-4.01%

	FTSE/MIB Index Futures Dec23	46,839	3.96%

	IBEX 35 Index Futures Oct23	45,518	3.85%

	Hang Seng Index Futures Oct23	(37,386)	-3.16%

	FTSE/JSE TOP 40 Dec23	(37,336)	-3.16%

	OMXS30 Index Futures Oct23	(36,463)	-3.08%

	SPI 200 Futures Oct23	(35,085)	-2.97%

	Amsterdam Index Futures Oct23	(34,853)	-2.95%

	Long Gilt Futures Dec23	(33,080)	-2.80%

	MSCI EmgMkt Dec23	(31,067)	-2.63%

	DAX Index Futures Dec23	(27,693)	-2.34%

	HSCEI Futures Oct23	(24,146)	-2.04%

	Swiss MKT Index Futures Dec23	(24,047)	-2.03%

	KOSPI2 Index Futures Dec23	(18,600)	-1.57%

	CAC40 10 Euro Futures Oct23	(7,203)	-0.61%

	Euro STOXX 50 Dec23	(1,203)	-0.10%

FX Contract	USD/INR October 2023	(174,715)	-14.78%

	USD/CNH October 2023	(155,561)	-13.16%

	USD/MXN October 2023	112,674	9.53%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2023 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional

	USD/SGD October 2023	$(111,236)	-9.41%

	USD/JPY October 2023	(107,626)	-9.11%

	USD/EUR October 2023	(96,985)	-8.21%

	USD/CAD October 2023	(94,215)	-7.97%

	USD/ILS October 2023	(85,602)	-7.24%

	USD/AUD October 2023	(82,523)	-6.98%

	USD/IDR October 2023	(81,295)	-6.88%

	USD/CHF October 2023	(77,793)	-6.58%

	USD/BRL October 2023	76,646	6.48%

	USD/NZD October 2023	(75,914)	-6.42%

	USD/GBP October 2023	(74,118)	-6.27%

	USD/KRW October 2023	(68,146)	-5.77%

	USD/SEK October 2023	(65,021)	-5.50%

	USD/NOK October 2023	(61,501)	-5.20%

	USD/CLP October 2023	(60,507)	-5.12%

	USD/CZK October 2023	(59,840)	-5.06%

	USD/PLN October 2023	(37,239)	-3.15%

	USD/ZAR October 2023	(26,587)	-2.25%

	USD/HUF October 2023	(8,489)	-0.72%

	USD/INR September 2023	(8,322)	-0.70%

CDX	MARKIT CDX.NA.IG.41 12/28	(924,346)	-78.20%

	MARKIT ITRX EUROPE 12/28	(484,018)	-40.95%

	MARKIT ITRX EUR XOVER 12/28	(126,108)	-10.67%

	MARKIT CDX.NA.HY.41 12/28	(109,334)	-9.25%

	MARKIT CDX.NA.HY.40 06/28	(72,889)	-6.17%

Currency	Japanese Yen Spot	81,203	6.87%

	British Pound Spot	50,344	4.26%

	US Dollar Spot	24,611	2.08%

	Swiss Franc Spot	(24,047)	-2.03%

	Euro Spot	(10,000)	-0.85%

**JPQFMOW1 Index: Market neutral strategy that seeks to provide exposure to Momentum risk premium.

	Top Underlying Components	Notional	Percentage of Notional

Equity	General Dynamics Corp	$(2,286)	-0.49%

	EQT Corp	(2,286)	-0.49%

	QUALCOMM Inc	(2,286)	-0.49%

	Western Digital Corp	(2,286)	-0.49%

	Constellation Energy Corp	2,286	0.49%

	Shimano Inc	(2,240)	-0.48%

	Corning Inc	(2,240)	-0.48%

	Fidelity National Informationn Services Inc	(2,240)	-0.48%

	Worldline SA	(2,240)	-0.48%

	HubSpot Inc	2,240	0.48%

	Arch Capital Group Ltd	2,296	0.49%

	NVIDIA Corp	2,296	0.49%

	Lattice Semiconductor Corp	2,296	0.49%

	Tyler Technologies Inc	(2,296)	-0.49%

	Disco Corp	2,295	0.49%

	Arista Networks Inc	2,295	0.49%

	Coca-Cola Europacific Partners PLC	2,295	0.49%

	Kellanova	(2,295)	-0.49%

	Applied Materials Inc	2,291	0.49%

	BorgWarner Inc	2,291	0.49%

	Molson Coors Beverage Co	2,291	0.49%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

CVS Health Corp	$(2,291)	-0.49%

HCA Healthcare Inc	2,232	0.48%

Fair Isaac Corp	2,232	0.48%

Twilio Inc	(2,232)	-0.48%

Apple Inc	(2,232)	-0.48%

Wolfspeed Inc	(2,168)	-0.47%

Zebra Technologies Corp	(2,168)	-0.47%

Mosaic Co	(2,168)	-0.47%

Kawasaki Kisen Kaisha Ltd	2,168	0.47%

Crowdstrike Holdings Inc	(2,326)	-0.50%

Snap Inc	(2,326)	-0.50%

Walgreens Boots Alliance Inc	(2,326)	-0.50%

Texas Pacific Land Corp	(2,325)	-0.50%

F5 Inc	(2,325)	-0.50%

VMware Inc - Class A	2,325	0.50%

M&T Bank Corp	(2,316)	-0.50%

Truist Financial Corp	(2,316)	-0.50%

Aflac Inc	2,316	0.50%

Diamondback Energy Inc	2,300	0.49%

Gilead Sciences Inc	2,300	0.49%

Lucid Group Inc	(2,300)	-0.49%

Associated British Foods PLC	2,299	0.49%

Vistra Corp	2,299	0.49%

Bristol-Myers Squibb Co	(2,299)	-0.49%

Generac Holdings Inc	(2,298)	-0.49%

Zoom Video Communications Inc	(2,298)	-0.49%

Publicis Groupe SA	2,298	0.49%

Monotaro Co Ltd	(2,297)	-0.49%

GoDaddy Inc	(2,297)	-0.49%

Compagnie de SAint Gobain	2,297	0.49%

Juniper Networks Inc	(2,280)	-0.49%

Sharp Corp	(2,280)	-0.49%

ON Semiconductor Corp	2,280	0.49%

Okta Inc	2,275	0.49%

Intuitive Surgical Inc	2,275	0.49%

Teleperformance	(2,275)	-0.49%

Booking Holdings Inc	2,266	0.49%

Ares Management Corp	2,266	0.49%

Texas Instruments Inc	(2,266)	-0.49%

Manhattan Associates Inc	2,263	0.49%

Apollo Global Management Inc	2,263	0.49%

Persimmon PLC	(2,263)	-0.49%

Fairfax Financial Holdings Ltd	2,251	0.48%

MongoDB Inc	2,251	0.48%

Royalty Pharma PLC - Cl A	(2,251)	-0.48%

Porsche Automobil Holding SE	(2,249)	-0.48%

Autodesk Inc	(2,249)	-0.48%

Inpex Corp	2,249	0.48%

Trade Desk Inc	2,247	0.48%

Marathon Petroleum Corp	2,247	0.48%

Northern Trust Corp	(2,247)	-0.48%

PulteGroup Inc	2,243	0.48%

TJX Cos Inc	2,243	0.48%

Verizon Communications Inc	(2,243)	-0.48%

Pentair PLC	2,238	0.48%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Builders FirstSource Inc	$2,238	0.48%

L’Oreal SA	2,238	0.48%

Uber Technologies Inc	2,236	0.48%

Cochlear Ltd	2,236	0.48%

Devon Energy Corp	(2,236)	-0.48%

First Solar Inc	2,235	0.48%

Church & Dwight Co Inc	2,235	0.48%

ZoomInfo Technologies Inc	(2,235)	-0.48%

Tradeweb Markets Inc - Class A	2,215	0.48%

T&D Holdings Inc	2,215	0.48%

Sealed Air Corp	(2,215)	-0.48%

Lundin Mining Corp	2,211	0.48%

Zensho Holdings Co Ltd	2,211	0.48%

Roche Holding AG	(2,211)	-0.48%

UBS Group AG - Reg	2,208	0.47%

Renesas Electronics Corp	2,208	0.47%

Enbridge Inc	(2,208)	-0.47%

Nexi SpA	(2,207)	-0.47%

Chewy Inc	(2,207)	-0.47%

West Pharmaceutical Services Inc	2,207	0.47%

Halliburton Co	2,204	0.47%

Ameriprise Financial Inc	2,204	0.47%

Edwards Lifesciences Corp	(2,204)	-0.47%

Diageo PLC	(2,203)	-0.47%

Waste Connections Inc	(2,203)	-0.47%

DR Horton Inc	2,203	0.47%

Great - West Lifeco Inc	2,123	0.46%

Eisai Co Ltd	2,123	0.46%

Match Group Inc	(2,123)	-0.46%

First Citizens BancShares Inc	2,395	0.52%

Bank Leumi Le-Israel	(2,395)	-0.52%

Rivian Automotive Inc	(2,376)	-0.51%

Link REIT	(2,376)	-0.51%

Etsy Inc	(2,347)	-0.50%

International Flavors & Fragrances Inc	(2,347)	-0.50%

AmerisourceBergen Corp	2,333	0.50%

Zscaler Inc	(2,333)	-0.50%

Old Dominion Freight Line Inc	2,317	0.50%

3i Group PLC	2,317	0.50%

Boston Scientific Corp	2,312	0.50%

Dell Technologies - C	2,312	0.50%

Advantest Corp	2,310	0.50%

AT&T Inc	(2,310)	-0.50%

Reliance Steel & Aluminum Co	2,308	0.50%

T-Mobile US Inc	(2,308)	-0.50%

Owens Corning	2,304	0.50%

Revvity Inc	(2,304)	-0.50%

Meta Platforms Inc	2,303	0.50%

Dassault Systemes SE	(2,303)	-0.50%

Universal Health Services Inc	2,290	0.49%

Informa PLC	2,290	0.49%

Lam Research Corp	2,288	0.49%

Pfizer Inc	(2,288)	-0.49%

PACCAR Inc	2,287	0.49%

EPAM Systems Inc	(2,287)	-0.49%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Cardinal Health Inc	$2,285	0.49%

PNC Financial Services Group Inc	(2,285)	-0.49%

Sumitomo Mitsui Financial Group	2,282	0.49%

Atlassian Corp	(2,282)	-0.49%

UiPath Inc	2,281	0.49%

Rakuten Group Inc	(2,281)	-0.49%

Novo Nordisk A/S	2,278	0.49%

St James’S Place PLC	(2,278)	-0.49%

Phillips 66	2,277	0.49%

First Horizon Corp	(2,277)	-0.49%

Barry Callebaut AG - Reg	(2,276)	-0.49%

CH Robinson Worldwide Inc	(2,276)	-0.49%

Zillow Group Inc	2,272	0.49%

REA Group Ltd	2,272	0.49%

Broadcom Inc	2,268	0.49%

Veeva Systems Inc - Class A	2,268	0.49%

NVR Inc	2,259	0.49%

Eaton Corp PLC	2,259	0.49%

Covestro AG	2,258	0.49%

TE Connectivity Ltd	(2,258)	-0.49%

Comcast Corp - Class A	2,255	0.49%

Caterpillar Inc	2,255	0.49%

Hennes & Mauritz AB - B Shs	2,252	0.48%

Rolls-Royce Holdings PLC	2,252	0.48%

Baker Hughes Co	2,248	0.48%

Valero Energy Corp	2,248	0.48%

Logitech International SA	2,246	0.48%

General Mills Inc	(2,246)	-0.48%

Everest Group Ltd	2,244	0.48%

Zurich Insurance Group AG	(2,244)	-0.48%

Catalent Inc	(2,239)	-0.48%

Norfolk Southern Corp	(2,239)	-0.48%

Illumina Inc	(2,237)	-0.48%

Datadog Inc	(2,237)	-0.48%

DENTSPLY SIRONA Inc	2,231	0.48%

Campbell Soup Co	(2,231)	-0.48%

Palo Alto Networks Inc	2,225	0.48%

Lennar Corp	2,225	0.48%

Netflix Inc	2,222	0.48%

Compass Group PLC	(2,222)	-0.48%

Axon Enterprise Inc	2,218	0.48%

KKR & Co Inc	2,218	0.48%

Schlumberger NV	2,210	0.48%

Nasdaq Inc	(2,210)	-0.48%

Wynn Resorts Ltd	2,206	0.47%

SolarEdge Technologies Inc	(2,206)	-0.47%

Roku Inc	2,202	0.47%

Charles Schwab Corp	(2,202)	-0.47%

General Electric Co	2,201	0.47%

Paramount Global	(2,201)	-0.47%

KeyCorp	(2,196)	-0.47%

Snowflake Inc	(2,196)	-0.47%

Berkshire Hathaway Inc - Cl B	2,195	0.47%

Sartorius AG - Vorzug	(2,195)	-0.47%

NXP Semiconductors NV	2,193	0.47%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Capcom Co Ltd	$2,193	0.47%

Oracle Corp	2,191	0.47%

M3 Inc	(2,191)	-0.47%

Hess Corp	2,184	0.47%

Monster Beverage Corp	2,184	0.47%

CyberAgent Inc	(2,176)	-0.47%

Orsted AS	(2,176)	-0.47%

ZOZO Inc	(2,175)	-0.47%

Estee Lauder Cos Inc	(2,175)	-0.47%

Blackstone Inc	2,174	0.47%

Tyson Foods Inc	(2,174)	-0.47%

Intel Corp	2,172	0.47%

Albemarle Corp	(2,172)	-0.47%

PG&E Corp	2,164	0.47%

Insulet Corp	(2,164)	-0.47%

Stryker Corp	2,163	0.47%

Kering SA	(2,163)	-0.47%

Dollar General Corp	(2,160)	-0.46%

Southwest Airlines Co	(2,160)	-0.46%

SGS SA	(2,158)	-0.46%

Gen Digital Inc	(2,158)	-0.46%

Carrefour SA	2,126	0.46%

MercadoLibre Inc	2,126	0.46%

MGM Resorts International	2,117	0.46%

Carnival Corp	2,117	0.46%

Hyatt Hotels Corp	2,107	0.45%

FMC Corp	(2,107)	-0.45%

Splunk Inc	2,846	0.61%

Jabil Inc	2,756	0.59%

Sea Ltd - ADR	(2,664)	-0.57%

Liberty Media Corp - Liber - New	(2,609)	-0.56%

Super Micro Computer Inc	2,605	0.56%

Steel Dynamics Inc	2,536	0.55%

Banco Bilbao Vizcaya Argentaria SA	2,480	0.53%

Vestas Wind Systems A/S	(1,235)	-0.27%

US Bancorp	(1,235)	-0.27%

CF Industries Holdings Inc	(2,448)	-0.53%

ROBLOX Corp	(2,434)	-0.52%

UniCredit SpA	2,417	0.52%

Adyen NV	(2,409)	-0.52%

UnitedHealth Group Inc	(2,407)	-0.52%

Palantir Technologies Inc	2,402	0.52%

Trimble Inc	(2,398)	-0.52%

Cboe Global Markets Inc	2,390	0.51%

BE SEmiconductor Industries	2,385	0.51%

Aspen Technology Inc	(2,384)	-0.51%

Enphase Energy Inc	(2,380)	-0.51%

Seagen Inc	2,377	0.51%

Assurant Inc	(2,375)	-0.51%

Heidelberg Materials AG	2,373	0.51%

Hewlett Packard Enterprise Co	2,371	0.51%

VF Corp	(2,366)	-0.51%

BILL Holdings Inc	(2,365)	-0.51%

Erie Indemnity Co	2,359	0.51%

Cheniere Energy Inc	(2,357)	-0.51%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Centene Corp	$(2,355)	-0.51%

VeriSign Inc	(2,353)	-0.51%

ASX Ltd	(2,351)	-0.51%

ResMed Inc	(2,349)	-0.51%

Entegris Inc	(2,348)	-0.51%

News Corp	2,336	0.50%

KLA Corp	2,332	0.50%

Advanced Micro Devices Inc	2,331	0.50%

Viatris Inc	2,330	0.50%

Allstate Corp	(2,328)	-0.50%

Horizon Therapeutics PLC	2,327	0.50%

Northrop Grumman Corp	(2,319)	-0.50%

Live Nation Entertainment Inc	(2,318)	-0.50%

Keysight Technologies In	(2,313)	-0.50%

Hormel Foods Corp	(2,309)	-0.50%

L3Harris Technologies Inc	(2,307)	-0.50%

Bentley Systems Inc	2,302	0.50%

Lennox International Inc	2,301	0.50%

VAT Group AG	2,292	0.49%

Corteva Inc	(2,289)	-0.49%

Parker-Hannifin Corp	2,284	0.49%

United Parcel Service Inc	(2,283)	-0.49%

Doordash Inc - A	2,279	0.49%

United Rentals Inc	2,274	0.49%

Walmart Inc	2,271	0.49%

Occidental Petroleum Corp	(2,270)	-0.49%

Danaher Corp	(2,269)	-0.49%

Deckers Outdoor Corp	2,267	0.49%

Repligen Corp	(2,264)	-0.49%

Baxter International Inc	(2,261)	-0.49%

Jack Henry & Associates Inc	(2,260)	-0.49%

Teledyne Technologies Inc	(2,257)	-0.49%

Mitsubishi UFJ Financial Group Inc	2,256	0.49%

IDEXX Laboratories Inc	2,254	0.48%

Albertsons Cos Inc - Class A	2,253	0.48%

London Stock Exchange Group	(2,245)	-0.48%

Mondelez International Inc	2,241	0.48%

Paylocity Holding Corp	(2,233)	-0.48%

Dollar Tree Inc	(2,230)	-0.48%

Royal Caribbean Cruises Ltd	2,229	0.48%

Extra Space Storage Inc	(2,228)	-0.48%

DocuSign Inc	(2,227)	-0.48%

Markel Group Inc	2,226	0.48%

Adobe Inc	2,223	0.48%

RTX Corp	(2,221)	-0.48%

Republic Services Inc	(2,220)	-0.48%

TELUS Corp	(2,216)	-0.48%

Waste Management Inc	(2,213)	-0.48%

Walt Disney Co	(2,212)	-0.48%

Bank of America Corp	(2,209)	-0.48%

Bunge Ltd	2,205	0.47%

Chesapeake Energy Corp	(2,200)	-0.47%

Motorola Solutions Inc	(2,198)	-0.47%

Simon Property Group Inc	2,194	0.47%

Crown Castle Inc	(2,190)	-0.47%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Iron Mountain Inc	$2,188	0.47%

Cooper Cos Inc	2,187	0.47%

DraftKings Inc	2,186	0.47%

Microchip Technology Inc	2,185	0.47%

Eli Lilly & Co	2,182	0.47%

Paycom Software Inc	(2,179)	-0.47%

Align Technology Inc	2,178	0.47%

Keurig Dr Pepper Inc	(2,177)	-0.47%

Eurofins Scientific SE	(2,171)	-0.47%

Ibiden Co Ltd	2,169	0.47%

Lamb Weston Holdings Inc	2,165	0.47%

Yamaha Corp	(2,162)	-0.47%

SBA Communications Corp	(2,159)	-0.46%

Fifth Third Bancorp	(2,156)	-0.46%

PayPal Holdings Inc	(2,155)	-0.46%

Fleetcor Technologies Inc	2,154	0.46%

TC Energy Corp	(2,152)	-0.46%

Sumitomo Chemical Co Ltd	(2,151)	-0.46%

Target Corp	(2,150)	-0.46%

Melrose Industries PLC	2,145	0.46%

Northland Power Inc	(2,141)	-0.46%

Endeavour Group Ltd	(2,139)	-0.46%

Shopify Inc	2,138	0.46%

Coinbase Global Inc	2,135	0.46%

Dominion Energy Inc	(2,131)	-0.46%

American Tower Corp	(2,125)	-0.46%

Clarivate PLC	(2,124)	-0.46%

Carlyle Group Inc	2,122	0.46%

Rheinmetall AG	2,118	0.46%

Moderna Inc	(2,113)	-0.45%

Caesars Entertainment Inc	2,110	0.45%

Bandai Namco Holdings Inc	(2,108)	-0.45%

Straumann Holding AG	2,104	0.45%

Exact Sciences Corp	2,103	0.45%

Bio - Rad Laboratories - A	(2,092)	-0.45%

First Quantum Minerals Ltd	2,089	0.45%

Centrica PLC	2,079	0.45%

Neste Oyj	(2,055)	-0.44%

Delivery Hero SE	(2,054)	-0.44%

Confluent Inc - Class A	2,051	0.44%

Tryg A/S	(2,050)	-0.44%

IDP Education Ltd	(2,046)	-0.44%

Workday Inc	2,041	0.44%

Electronic Arts Inc	(2,029)	-0.44%

Microsoft Corp	(2,025)	-0.44%

W R Berkley Corp	(2,014)	-0.43%

Block Inc	(2,004)	-0.43%

Union Pacific Corp	(1,993)	-0.43%

Swisscom AG - Reg	1,992	0.43%

Futu Holdings Ltd - ADR	1,952	0.42%

Unity Software Inc	(1,949)	-0.42%

Seek Ltd	1,940	0.42%

Nextera Energy Inc	(1,939)	-0.42%

EDP Renovaveis SA	(1,933)	-0.42%

Entain PLC	(1,915)	-0.41%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Nibe Industrier AB - B Shs	$(1,906)	-0.41%

Telia Co AB	(1,857)	-0.40%

Saab AB - B	1,842	0.40%

Pearson PLC	(1,819)	-0.39%

Orange	1,815	0.39%

Marriott International Inc	1,798	0.39%

Klepierre SA	1,795	0.39%

J Sainsbury PLC	1,780	0.38%

ACS Actividades de Construccion y Servicios SA	887	0.19%

Roche Holding AG	(887)	-0.19%

Trend Micro Inc	(1,732)	-0.37%

Talanx AG	1,705	0.37%

Targa Resources Corp	1,702	0.37%

Budweiser Brewing Co APAC Ltd	(1,690)	-0.36%

Sartorius Stedim Biotech	(1,656)	-0.36%

Newcrest Mining Ltd	823	0.18%

Lixil Corp	(823)	-0.18%

Stockland	1,632	0.35%

Tesla Inc	(1,629)	-0.35%

Servicenow Inc	1,626	0.35%

DiaSorin SpA	(1,610)	-0.35%

Temenos AG	(1,599)	-0.34%

Carl Zeiss Meditec AG - BR	(1,585)	-0.34%

Ross Stores Inc	1,583	0.34%

Sembcorp Industries Ltd	1,579	0.34%

Copart Inc	1,558	0.34%

Nutrien Ltd	(1,554)	-0.33%

Las Vegas Sands Corp	1,510	0.32%

Nokia Oyj	(1,502)	-0.32%

Wartsila OYJ Abp	1,498	0.32%

Cognex Corp	(1,495)	-0.32%

Volvo Car AB	(1,470)	-0.32%

Hikma Pharmaceuticals PLC	1,451	0.31%

Danske Bank A/S	1,358	0.29%

Corp Acciona Energias Renovables SA	(1,350)	-0.29%

Deutsche Boerse AG	(1,341)	-0.29%

Dexcom Inc	1,338	0.29%

Getlink SE	(1,329)	-0.29%

TIS Inc	(1,303)	-0.28%

Telecom Italia SPA	1,293	0.28%

Cadence Design Systems Inc	1,292	0.28%

Monday.com Ltd	1,277	0.27%

Edison International	1,261	0.27%

AIB Group PLC	1,222	0.26%

Puma SE	(1,197)	-0.26%

Westlake Corp	1,179	0.25%

Interpublic Group of Companies Inc	1,141	0.25%

Idemitsu Kosan Co Ltd	(1,129)	-0.24%

ASM International NV	1,126	0.24%

Telenor Asa	1,111	0.24%

Volkswagen AG	(1,107)	-0.24%

Mizuho Financial Group Inc	1,067	0.23%

Algonquin Power & Utilities Co	(1,059)	-0.23%

Olympus Corp	(1,053)	-0.23%

Novozymes A/S - B Shares	(1,020)	-0.22%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Telefonaktiebolaget LM Ericsson	$(994)	-0.21%

Bollore SE	982	0.21%

Coca-Cola HBC AG	979	0.21%

Nuvei Corp	(970)	-0.21%

Solvay SA	967	0.21%

Fresenius Medical Care AG & Co	942	0.20%

NN Group NV	(918)	-0.20%

ESR Group Ltd	(896)	-0.19%

Pandora A/S	873	0.19%

Seagate Technology Holdings PLC	(850)	-0.18%

HelloFresh SE	839	0.18%

GMO Payment Gateway Inc	(819)	-0.18%

Accor SA	815	0.18%

Agilent Technologies Inc	(800)	-0.17%

Misumi Group Inc	(798)	-0.17%

BKW AG	797	0.17%

Nidec Corp	(795)	-0.17%

Element Fleet Management Corp	759	0.16%

Cameco Corp	749	0.16%

Bachem Holding AG	746	0.16%

Galp Energia SGPS SA	731	0.16%

ADP	(724)	-0.16%

Sands China Ltd	722	0.16%

Lotus Bakeries	718	0.15%

Ivanhoe Mines Ltd - Cl A	709	0.15%

Fisher & Paykel Healthcare C	704	0.15%

Qiagen N.V.	(685)	-0.15%

voestalpine AG	673	0.14%

Ipsen SA	650	0.14%

Euronext NV	(638)	-0.14%

DCC PLC	(637)	-0.14%

Keppel Corp Ltd	624	0.13%

Baloise Holding AG	(587)	-0.13%

Gjensidige Forsikring ASA	(581)	-0.12%

Volkswagen AG - Pref	(275)	-0.06%

Salmar ASA	(275)	-0.06%

Ocado Group PLC	528	0.11%

Hexagon AB - B Shs	(512)	-0.11%

Swire Pacific Ltd	505	0.11%

Verbund AG	(504)	-0.11%

Industria de Diseno Textil	497	0.11%

Onex Corporation	490	0.11%

MTR Corp	(481)	-0.10%

Amcor PLC	(461)	-0.10%

MatsukiyoCocokara & Co	449	0.10%

iA Financial Corp Inc	446	0.10%

Kinross Gold Corp	445	0.10%

APA Group	(442)	-0.10%

Northern Star Resources Ltd	425	0.09%

Acciona SA	(417)	-0.09%

Remy Cointreau SA	(401)	-0.09%

Equinix Inc	393	0.08%

Hakuhodo DY Holdings Inc	390	0.08%

Vodafone Group PLC	(370)	-0.08%

Adevinta ASA	329	0.07%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2023 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional

	Alimentation Couche - Tard Inc	$301	0.06%

	Wise PLC	300	0.06%

	Infineon Technologies AG	123	0.03%

	Fidelity NAtional Financial	123	0.03%

	Kingfisher PLC	(199)	-0.04%

	Spirax - SArco Engineering PLC	(163)	-0.04%

	Arrow Electronics Inc	154	0.03%

	Azrieli Group Ltd	(140)	-0.03%

	Ajinomoto Co Inc	137	0.03%

	Hang Seng Bank Ltd	(122)	-0.03%

	Washington H Soul Pattinson & Co Ltd	115	0.02%

	Accenture PLC - Cl A	(103)	-0.02%

	D’Leteren Group	(97)	-0.02%

	Kinder Morgan Inc	(79)	-0.02%

	Open House Group Co Ltd	(75)	-0.02%

	SEB SA	(73)	-0.02%

	Brown-Forman Corp	(35)	-0.01%

	Thermo Fisher Scientific Inc	(4)	0.00%

	Origin Energy Ltd	3	0.00%

	Steris PLC	1	0.00%

**MQIS331 Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.
	Top Underlying Components	Notional	Percentage of Notional

Future	S&P500 EMINI Futures Dec23	$0	0.00%

**BNPXDITU Index: Seeks to capture intraday momentum in US equity markets by leveraging market dynamics observed throughout the day.
	Top Underlying Components	Notional	Percentage of Notional

Index	BNP Paribas Dynamic Intraday Trend US Index	$185,325	100.00%

**DBTIDEUU Index: Seeks to capture intraday momentum in US equity markets by reacting rapidly to market volatility.
	Top Underlying Components	Notional	Percentage of Notional

Index	DB Trend Intraday Equity Index	$185,803	100.00%

**GSISMSS1 Index: Strategy aims to capture intraday momentum of stocks based on Signal Returns measured between Previous Day Close and first half hour of trading.
	Top Underlying Components	Notional	Percentage of Notional

Index	Goldman Sachs Intraday Momentum Single Stock SEries 1 Excess Return Strategy	$97,582	100.00%

At September 30, 2023, sector weightings of the Fund are as follows.

Percentages based on total investments.

SECTOR WEIGHTINGS

Short-Term Investments	77.5%

Financials	22.5%

100.0%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND SEPTEMBER 30, 2023 (Unaudited)

See “Glossary” for abbreviations.

CHI-QH-002-0300

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND SEPTEMBER 30, 2023 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS (Percentages are based on Net Assets of $49,113 (000)) COMMON STOCK — 43.0%

	Shares	Fair Value (000)
BRAZIL — 0.5%
Vale	17,600	$236

CANADA — 1.4%
Barrick Gold	46,294	674

CHINA — 1.5%
Alibaba Group Holding ADR*	4,235	367
Tencent Holdings	10,000	391

		758

FRANCE — 0.8%
Sanofi	2,432	261
Schneider Electric	740	123

		384

ITALY — 1.0%
Tenaris	31,455	498

JAPAN — 10.0%
Acom	9,300	22
AEON Financial Service	2,600	22
Air Water	1,800	22
Alfresa Holdings	1,500	25
ANA Holdings*	11,200	235
Canon	1,000	24
Central Japan Railway	21,000	511
Chiba Bank	3,600	26
Chubu Electric Power	2,100	27
Coca-Cola Bottlers Japan Holdings	2,100	28
COMSYS Holdings	1,300	27
Concordia Financial Group	6,200	28
Dai-ichi Life Holdings	1,300	27
Daiwa House REIT Investment	138	244
East Japan Railway	400	23
Electric Power Development	1,400	23
ENEOS Holdings	6,600	26
Fuji	1,400	22
Fuji Media Holdings	2,500	27

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND SEPTEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
JAPAN — (continued)
Fukuoka Financial Group	1,300	$31
Hisamitsu Pharmaceutical	900	33
Horiba	500	27
Izumi	1,000	26
Japan Exchange Group	34,000	631
Japan Post Bank	2,900	25
Japan Post Holdings	2,700	22
Japan Tobacco	5,088	117
KDDI	700	21
Kobe Steel	3,100	40
K’s Holdings	2,600	24
Mitsubishi HC Capital	4,400	29
Mitsubishi UFJ Financial Group	3,600	31
Mizuho Financial Group	1,500	25
MS&AD Insurance Group Holdings	700	26
Nippon Telegraph & Telephone	17,500	21
Oji Holdings	5,800	24
Rohto Pharmaceutical	1,100	30
Sankyo	500	23
Santen Pharmaceutical	2,700	25
SBI Holdings	1,100	23
Sekisui House Reit	439	245
Seven Bank	11,300	24
Shimamura	300	30
Shin-Etsu Chemical	8,000	232
Shizuoka Financial Group	3,100	25
SoftBank	2,100	24
SoftBank Group	600	25
Subaru	25,400	494
Sugi Holdings	600	24
Sumitomo Mitsui Financial Group	14,500	713
Sumitomo Mitsui Trust Holdings	600	23
Sundrug	900	24
Suzuken	700	22
TIS	900	20
Tokyo Century	700	28
Tokyo Gas	1,100	25
Toshiba	8,100	249

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND SEPTEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
JAPAN — (continued)
Yamada Holdings	6,900	$21

		4,891

MEXICO — 0.7%
America Movil ADR	18,739	324

SINGAPORE — 0.4%
Jardine Cycle & Carriage	9,541	223

SOUTH AFRICA — 0.4%
MTN Group	35,032	209

SOUTH KOREA — 0.2%
Pan Ocean	23,172	85

TAIWAN — 0.7%
Hon Hai Precision Industry	26,620	86
Taiwan Semiconductor Manufacturing ADR	2,452	213
Voltronic Power Technology	1,000	49

		348

UNITED KINGDOM — 2.2%
BAE Systems	39,095	476
Centrica	319,121	601

		1,077

UNITED STATES — 23.2%
AbbVie	1,649	246
Adobe*	1,128	575
Advanced Micro Devices*	2,355	242
Alliance Resource Partners	5,681	128
Alphabet, Cl C*	3,890	513
Altria Group	3,703	156
Atlanta Braves Holdings, Cl C*	–	—
Baidu ADR*	3,752	504
Broadcom	303	252
Campbell Soup	3,527	145
Cardinal Health	3,311	287
Cheniere Energy	2,074	344
CME Group, Cl A	2,447	490
Crowdstrike Holdings, Cl A*	1,784	299

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND SEPTEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
UNITED STATES — (continued)
Energy Transfer	16,403	$230
Enterprise Products Partners(1)	10,076	276
Freeport-McMoRan	13,183	492
General Mills	2,231	143
Kellanova	1,117	66
Liberty Media -Liberty Live, Cl C*	–	—
Manhattan Associates*	1,326	262
Marathon Petroleum	949	144
Mastercard, Cl A	682	270
Meta Platforms, Cl A*	1,272	382
MPLX	6,990	249
Newmont	17,876	660
Nucor	3,066	479
NVIDIA	1,198	521
Occidental Petroleum	5,494	357
Philip Morris International	5,457	505
Phillips 66	1,026	123
Post Holdings*	935	80
ServiceNow*	446	249
Southern Copper	3,133	236
TKO Group Holdings	6,137	516
Toll Brothers	1,548	115
TotalEnergies ADR	3,884	255
Vertex Pharmaceuticals*	655	228
XPEL*	4,999	385

		11,404

TOTAL COMMON STOCK
(Cost $21,566) (000)		21,111

CORPORATE OBLIGATIONS — 8.0%

	Face Amount (000)
FINLAND — 0.4%
Nordea Bank 4.750%, 09/22/25 (A)	$200	196

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND SEPTEMBER 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)		Fair Value (000)
GERMANY — 0.4%
Volkswagen International Finance MTN 4.250%, 02/15/28	EUR	200	$209

MEXICO — 0.3%
Petroleos Mexicanos 6.700%, 02/16/32		$200	148

NORWAY — 0.4%
Equinor MTN 6.875%, 03/11/31	GBP	140	186

SAUDI ARABIA — 0.4%
Saudi Arabian Oil MTN 3.500%, 04/16/29 (A)		$200	180

SOUTH KOREA — 0.4%
SK Hynix 1.500%, 01/19/26 (A)		200	180

TAIWAN — 0.4%
TSMC Arizona 1.750%, 10/25/26		200	179

UNITED ARAB EMIRATES — 0.3%
Galaxy Pipeline Assets Bidco 2.940%, 09/30/40 (A)		190	146

UNITED KINGDOM — 0.3%
HSBC Holdings 3.973%, TSFR3M + 1.872%, 05/22/30 (B)		200	176

UNITED STATES — 4.7%
Broadcom 4.300%, 11/15/32		420	366

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND SEPTEMBER 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)		Fair Value (000)
UNITED STATES — (continued)
Cadence Design Systems
4.375%, 10/15/24		$250	$247
Jabil
4.250%, 05/15/27		70	66
Marathon Oil
6.800%, 03/15/32		200	203
Micron Technology
2.703%, 04/15/32		260	199
Nexstar Media
5.625%, 07/15/27 (A)		70	62
Philip Morris International
3.125%, 06/03/33	EUR	230	213
Plains All American Pipeline
6.650%, 01/15/37		$200	196
Regeneron Pharmaceuticals
1.750%, 09/15/30		250	192
Schlumberger Finance Canada
1.400%, 09/17/25		270	249
Take-Two Interactive Software
3.300%, 03/28/24		250	247
VMware
3.900%, 08/21/27		70	65

			2,305

TOTAL CORPORATE OBLIGATIONS
(Cost $3,987) (000)			3,905

SOVEREIGN BONDS — 1.8%

BRAZIL — 0.4%
Brazilian Government International Bond
4.250%, 01/07/25		200	195

POLAND — 0.4%
Republic of Poland Government International Bond
3.250%, 04/06/26		200	190

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND SEPTEMBER 30, 2023 (Unaudited)

SOVEREIGN BONDS — continued

	Face Amount (000)	Fair Value (000)
QATAR — 0.4%
Qatar Government International Bond
5.103%, 04/23/48(A)	$200	$181

HUNGARY — 0.3%
Hungary Government International Bond
2.125%, 09/22/31(A)	200	147

SAUDI ARABIA — 0.3%
Saudi Government International Bond MTN
4.500%, 10/26/46(A)	200	158

TOTAL SOVEREIGN BONDS (Cost $915) (000)		871

U.S. TREASURY OBLIGATIONS — 3.3%

U.S. Treasury Bills
5.428%, 02/29/24(C)	$840	$822
5.410%, 02/15/24(C)	840	823

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,645) (000)		1,645

TOTAL INVESTMENTS — 56.1% (Cost $28,113) (000)		$27,532

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On September 30, 2023, the value of these securities amounted $1,250 (000) and represented 2.5% of net assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	The rate reported on the Schedule of Investments is the effective yield at the time of purchase.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND SEPTEMBER 30, 2023 (Unaudited)

Open futures contracts held by the Fund at September 30, 2023 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation(000)
Long Contracts
Euro-Bund	9	Dec-2023	$1,291	$1,224	$(34)
Gold	4	Dec-2023	801	746	(55)
Silver	2	Dec-2023	237	225	(13)
U.S. 10-Year Treasury Note	11	Dec-2023	1,214	1,189	(25)

			$3,543	$3,384	$(127)

Open OTC swap agreements held by the Fund at September 30, 2023 are as follows:

				Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Deutsche Bank	**DBCMDBCN INDEX	0.00%	ASSET RETURN	Quarterly	06/03/24	USD	5	$(26)	$–	$(26)
Goldman Sachs	**GSCHLAT2 INDEX	SOFR +0.85%	ASSET RETURN	N/A	03/09/26	USD	193	18	–	18

							198	$(8)	$–	$(8)

^ Notional amounts for OTC swaps are listed in their local currency.

** The following tables represent the individual underlying components comprising the Index Basket Swaps at September 30, 2023.

**DBCMDBCN Index: Tracks a rules based strategy relating to movements in the commodity market.

	Top Underlying Components	Notional	Percentage of Notional

Index	Deutsche Bank DBLCI OYE Front Month Brent Crude Oil ER Index	$296,478	19.02%

	Deutsche Bank DBLCI OYE Front Month WTI Crude Oil ER Index	263,021	16.87%

	Deutsche Bank DBLCI OYE Front Month Gold ER Index	248,864	15.96%

	Deutsche Bank DBLCI OYE Front Month Gas Oil ER Index	159,356	10.22%

	Deutsche Bank DBLCI OYE Front Month Soybean Oil ER Index	129,103	8.28%

	Deutsche Bank DBLCI OYE Front Month Sugar ER Index	117,444	7.53%

	Deutsche Bank DBLCI OYE Front Month Heating Oil ER Index	106,678	6.84%

	Deutsche Bank DBLCI OYE Front Month Silver ER Index	75,529	4.84%

	Bloomberg Live Cattle Subindex	69,605	4.46%

	Deutsche Bank DBLCI OYE Front Month Natural Gas ER Index	68,253	4.38%

	Deutsche Bank DBLCI OYE Front Month Cotton ER Index	62,321	4.00%

	Deutsche Bank DBLCI OYE Front Month Soybean Meal ER Index	58,740	3.77%

	Deutsche Bank DBLCI OYE Front Month Corn ER Index	49,922	3.20%

	Deutsche Bank DBLCI OYE Front Month Aluminum ER Index	43,199	2.77%

	Deutsche Bank DBLCI OYE Front Month Zinc ER Index	39,563	2.54%

	Deutsche Bank DBLCI OYE Front Month Comex Copper ER Index	39,277	2.52%

	Deutsche Bank DBLCI OYE Front Month Gasoline ER Index	27,862	1.79%

	Deutsche Bank DBLCI OYE Front Month Soybean ER Index	23,297	1.49%

	Deutsche Bank DBLCI OYE Front Month Nickel ER Index	18,931	1.21%

	Deutsche Bank DBLCI OYE Front Month Coffee ER Index	16,235	1.04%

	Bloomberg Lean Hogs Subindex	12,197	0.78%

	Deutsche Bank DBLCI OYE Front Month Kansas Wheat ER Index	11,592	0.74%

	Deutsche Bank DBLCI OYE Front Month Lead ER Index	7,325	0.47%

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND SEPTEMBER 30, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Deutsche Bank DBLCI OYE Front Month Wheat ER Index	$7,041	0.45%

**GSCHLAT2 INDEX: Long basket of attractive Latin America stocks

	Top Underlying Components	Notional	Percentage of Notional

Equity	Petroleo Brasileiro SA	$49,432	22.69%

	Banco do Brasil SA	20,979	9.63%

	Itausa SA	14,800	6.79%

	Fibra Uno Administracion SA de CV	10,044	4.61%

	Gerdau SA	8,632	3.96%

	Vibra Energia SA	6,707	3.08%

	Coca-Cola Femsa SAB de CV	6,172	2.83%

	Arca Continental SAB de CV	6,014	2.76%

	Banco Bradesco SA	5,992	2.75%

	Banco del Bajio SA	5,885	2.70%

	Cia Energetica de Minas Gerais	5,522	2.53%

	Alfa SAB de CV	4,931	2.26%

	Natura & Co Holding SA	4,876	2.24%

	Qualitas Controladora SAB de CV	4,726	2.17%

	Empresas Copec SA	4,382	2.01%

	Ultrapar Participacoes SA	4,294	1.97%

	JBS S/A	3,932	1.80%

	Cencosud SA	3,842	1.76%

	Embraer SA	3,744	1.72%

	Transmissora Alianca de Energia Eletrica SA	3,722	1.71%

	Banco de Credito e Inversiones	3,544	1.63%

	Empresas CMPC SA	3,067	1.41%

	Orbia Advance Corp SAB de CV	3,060	1.40%

	Cia Paranaense de Energia	2,912	1.34%

	Falabella SA	2,868	1.32%

	Cia Siderurgica Nacional SA	2,248	1.03%

	Metalurgica Gerdau SA	2,195	1.01%

	BRF SA	2,064	0.95%

	CPFL Energia SA	1,972	0.91%

	Caixa Seguridade Participacoes SA	1,804	0.83%

	Bradespar SA	1,792	0.82%

	Cia Sud Americana de Vapores SA	1,620	0.74%

	Colbun SA	1,546	0.71%

	Embotelladora Andina SA	1,419	0.65%

	Braskem SA	1,192	0.55%

	Neoenergia SA	1,131	0.52%

	Raizen SA	1,090	0.50%

	Marfrig Global Foods SA	973	0.45%

	Banco Itau Chile SA	880	0.40%

	Locaweb Servicos de Internet SA	857	0.39%

	Alpek SAB de CV	502	0.23%

	Via SA	290	0.13%

	Qualicorp Consultoria e Corretra Seguros SA	141	0.06%

	Controladora AXTEL SAB DE CV	96	0.04%

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND SEPTEMBER 30, 2023 (Unaudited)

At September 30, 2023, sector weightings of the Fund are as follows.

Percentages based on total investments

SECTOR WEIGHTINGS

Information Technology	14.7%

Energy	14.3%

Industrials	13.2%

Communication Services	11.9%

Materials	11.2%

Financials	10.7%

Consumer Discretionary	6.1%

Consumer Staples	5.6%

Health Care	4.9%

Sovereign Bonds	3.1%

Utilities	2.5%

Real Estate	1.8%

100.0%

See “Glossary” for abbreviations.

CHI-QH-002-0X00

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS SEPTEMBER 30, 2023 (Unaudited)

GLOSSARY

Currency Abbreviations

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MXN— Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

Portfolio Abbreviations

ADR — American Depositary Receipt

Cl — Class

CLO — Collateralized Loan Obligation

EAFE — Europe, Australasia and Far East

ESTRON — Euro Short-Term Rate

ETF — Exchange-Traded Fund

EURIBOR — Euro London Interbank Offered Rate

FEDL01 — Federal Funds Effective Rate

H15T5Y — 5 Year US Treasury Yield Curve Constant Maturity Rate

HOISHKD — Hong Kong Dollar Overnight Index Average

MTN — Medium Term Note

MUTKCALM — Tokyo Overnight Average Rate

PIK — Payment-in-Kind

REIT — Real Estate Investment Trust

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-Day Average

SONIA — Sterling Overnight Index Average

SONIA/N — Sterling Overnight Index Average

SPDR — Standard & Poor’s Depository Receipt

TBA — To Be Announced

TSFR3M — 3 Month CME Term Secured Overnight Financing Rate